UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-05577
The Glenmede Fund, Inc.

(Exact name of Registrant as specified in charter)
4 Copley Place, 5th Floor, CPH-0326
Boston, Massachusetts 02116

(Address of principal executive offices)(Zip Code)
Michael P. Malloy, Esq.
Secretary
Drinker Biddle & Reath LLP
One Logan Square
Suite 2000
Philadelphia, PA 19103-6996

(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-442-8299
Date of fiscal year end: October 31, 2011
Date of reporting period: July 31, 2011

TABLE OF CONTENTS

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Item 3. Exhibits
SIGNATURES
Item 1. Schedule of Investments. — The schedules of investments for the period ended July 31, 2011, are filed herewith.

THE GLENMEDE FUND, INC.

Government Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2011 — (Unaudited)

Face
Amount		Value

AGENCY DISCOUNT NOTES*,1 — 1.5%

	Federal Farm Credit Bank — 1.2%
$10,000,000	0.00% due 11/2/11[2]	$9,997,158

		9,997,158

	Federal Home Loan Bank — 0.3%
3,000,000	0.00% due 1/19/12[2]	2,998,005

		2,998,005

	TOTAL AGENCY DISCOUNT NOTES (Cost $12,995,163)	12,995,163

AGENCY NOTES* — 54.2%

	Federal Farm Credit Bank — 4.8%
2,000,000	3.875% due 8/25/11	2,004,792
1,500,000	0.331% due 9/15/11[3]	1,500,190
10,000,000	0.171% due 9/16/11[3]	10,000,000
4,000,000	0.13% due 9/20/11[3]	4,000,221
6,900,000	0.47% due 11/30/11	6,904,992
6,615,000	2.00% due 1/17/12	6,664,010
2,350,000	0.205% due 5/23/12[3]	2,351,630
7,070,000	0.18% due 8/8/12[3]	7,072,193

		40,498,028

	Federal Home Loan Bank — 28.7%
10,000,000	0.19% due 8/12/11[3]	10,000,000
10,000,000	0.096% due 8/12/11[3]	10,000,000
10,945,000	5.375% due 8/19/11	10,972,923
1,700,000	0.107% due 8/26/11[3]	1,700,028
6,575,000	3.75% due 9/9/11	6,599,535
2,000,000	0.13% due 9/12/11[3]	2,000,069
10,000,000	0.18% due 9/15/11[3]	10,000,000
14,605,000	3.625% due 9/16/11	14,667,667
10,000,000	0.28% due 10/20/11[3]	10,000,000
5,000,000	0.16% due 10/21/11[3]	5,000,224
20,420,000	0.23% due 10/21/11	20,421,398
27,370,000	4.875% due 11/18/11	27,754,250
10,000,000	0.75% due 11/21/11	10,015,431
10,000,000	0.30% due 11/23/11	10,000,000
10,000,000	0.295% due 11/28/11[3]	10,004,146
10,000,000	0.29% due 12/16/11[3]	10,000,000
3,000,000	1.00% due 12/28/11[4]	3,010,332
10,000,000	0.16% due 1/13/12[3]	10,002,959
3,000,000	0.25% due 1/27/12	2,998,468
5,000,000	2.15% due 2/6/12	5,050,453

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Government Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2011 — (Unaudited)

Face
Amount		Value

AGENCY NOTES* — (Continued)
	Federal Home Loan Bank — (Continued)

$10,000,000	0.12% due 2/27/12	$9,997,514
10,000,000	0.16% due 4/2/12	9,997,781
22,000,000	1.375% due 6/8/12	22,206,457
10,000,000	0.13% due 6/22/12[3]	10,000,000

		242,399,635

	Federal Home Loan Mortgage Corporation — 9.5%
5,085,000	0.202% due 8/5/11[3]	5,085,058
16,025,000	0.22% due 11/7/11[3]	16,028,868
24,250,000	0.07% due 11/9/11[3]	24,246,020
15,000,000	1.54% due 12/15/11	15,077,427
5,000,000	5.75% due 1/15/12	5,124,553
4,500,000	0.08% due 1/25/12[3]	4,499,677
10,000,000	5.00% due 3/29/12	10,315,006

		80,376,609

	Federal National Mortgage Association — 11.2%
31,332,000	5.00% due 10/15/11[4]	31,636,949
10,000,000	5.375% due 11/15/11[4]	10,150,134
25,496,000	1.00% due 11/23/11[4]	25,556,804
3,000,000	2.00% due 1/9/12	3,020,652
11,166,000	0.875% due 1/12/12	11,199,455
8,500,000	5.00% due 2/16/12	8,721,586
4,150,000	1.00% due 4/4/12	4,171,905

		94,457,485

	TOTAL AGENCY NOTES (Cost $457,731,757)	457,731,757

US TREASURY BILL* — 1.2%

	US Treasury Bills — 1.2%
10,000,000	0.00% due 8/4/11[2]	9,999,954

	TOTAL US TREASURY BILLS (Cost $9,999,954)	9,999,954

GOVERNMENT GUARANTEED CORPORATE NOTES*,5 — 7.9%
5,212,000	Citigroup, Inc.,
	2.875% due 12/9/11[4]	5,261,393
4,000,000	Citigroup, Inc.,
	2.125% due 4/30/12	4,055,827
2,100,000	General Electric Capital Corp.,
	3.00% due 12/9/11	2,121,162

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Government Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2011 — (Unaudited)

Face
Amount		Value

GOVERNMENT GUARANTEED CORPORATE NOTES*,5 — (Continued)

$10,000,000	HSBC USA, Inc.,
	3.125% due 12/16/11	$10,109,480
10,000,000	Morgan Stanley,
	2.00% due 9/22/11	10,026,277
2,650,000	Morgan Stanley,
	0.547% due 2/10/12[3]	2,655,266
5,130,000	Morgan Stanley,
	2.25% due 3/13/12	5,195,075
5,329,000	Regions Bank,
	3.25% due 12/9/11[4]	5,387,547
22,000,000	Wells Fargo & Co.,
	3.00% due 12/9/11	22,216,603

		67,028,630

	TOTAL GOVERNMENT GUARANTEED CORPORATE NOTES (Cost $67,028,630)	67,028,630

REPURCHASE AGREEMENTS* — 34.9%
74,595,000	With Bank of America, dated 7/29/11, 0.12%, principal and interest in the amount of $74,595,746, due 8/1/11, (collateralized by a U.S. Treasury Note with a par value of $71,893,600, coupon rate of 2.625%, due 6/30/14, market value of $76,310,743)	74,595,000
130,000,000	With RBS Greenwich, Inc., dated 7/29/11, 0.13%, principal and interest in the amount of $130,001,408, due 8/1/11, (collateralized by a U.S. Treasury Note with a par value of $132,488,000, coupon rate of 0.375%, due 10/31/12, market value of $132,646,986)	130,000,000
90,000,000	With UBS AG, dated 7/29/11, 0.11%, principal and interest in the amount of $90,000,825, due 8/1/11, (collateralized by a U.S. Treasury Note with a par value of $91,457,100, coupon rate of 1.000%, due 12/31/11, market value of $91,843,964)	90,000,000

	TOTAL REPURCHASE AGREEMENTS (Cost $294,595,000)	294,595,000

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Government Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2011 — (Unaudited)

Face
Amount		Value

INVESTMENT OF SECURITY LENDING COLLATERAL* — 1.1%
$9,040,206	State Street Navigator Securities Lending Prime Portfolio	$9,040,206

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $9,040,206)	9,040,206

TOTAL INVESTMENTS (Cost $851,390,710)[6]	100.8%	$851,390,710
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.8)	(6,708,236)

NET ASSETS	100.0%	$844,682,474

*	Percentages indicated are based on net assets.
[1]	Rate represents annualized discount yield at date of purchase.
[2]	Zero Coupon Bond.
[3]	Floating Rate Bond. Rate shown is as of July 31, 2011.
[4]	Securities or partial securities on loan. See Note 1.
[5]	Government Guaranteed Corporate Notes are issued through the FDIC sponsored, Temporary Liquidity Government Guarantee Program.
[6]	Aggregate cost for federal tax purposes was $851,390,710.

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2011 — (Unaudited)

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — 89.1%

	Daily Variable/Floating Rate Notes — 28.0%
$1,000,000	Connecticut State Health & Educational Facilities Authority Revenue, Yale University, Series Y-3,
	0.14% due 7/1/35	$1,000,000
5,100,000	Cuyahoga County, Ohio, Cleveland Clinic Revenue, Subseries B-3 (SPA: U.S. Bank),
	0.18% due 1/1/39	5,100,000
11,330,000	Delaware County, Pennsylvania, Industrial Development Authority, Airport Facilities Revenue, United Parcel Service Project, DATES,
	0.22% due 12/1/15	11,330,000
300,000	East Baton Rouge Parish, Louisiana, Pollution Control Revenue, ExxonMobil Corp. Project,
	0.22% due 11/1/19	300,000
4,200,000	Geisinger Authority, Pennsylvania, Health System Revenue, Geisinger Health System, (SPA: Bank of America),
	0.23% due 11/15/32	4,200,000
1,300,000	Geisinger Authority, Pennsylvania, Health System Revenue, Geisinger Health System, Series A, (SPA: Wells Fargo Bank),
	0.20% due 5/15/35	1,300,000
300,000	Gulf Coast Waste Disposal Authority, Texas, Pollution Control Revenue, Refunding, ExxonMobil Corp. Project,
	0.20% due 6/1/20	300,000
1,000,000	Harris County, Texas, Industrial Development Corp., Pollution Control Revenue, ExxonMobil Corp. Project,
	0.20% due 3/1/24	1,000,000
8,430,000	Houston, Texas, Higher Education Finance Corp., Higher Educational Revenue, Rice University Project, Series A,
	0.23% due 5/15/48	8,430,000
3,300,000	Irvine Ranch, California, Water District, Consolidated Improvement Districts, General Obligation Unlimited, (LOC: Bank of America N.A.),
	0.22% due 6/1/15	3,300,000
841,000	Irvine, California, Improvement Board Act of 1915, Assessment Number 07-22-A, (LOC: KBC Bank NV),
	0.29% due 9/2/32	841,000
5,985,000	Jackson County, Mississippi, Pollution Control Revenue, Refunding, Chevron USA Inc. Project,
	0.21% due 12/1/16	5,985,000
7,435,000	Jackson County, Mississippi, Port Facilities Revenue, Chevron USA Inc. Project,
	0.21% due 6/1/23	7,435,000

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2011 — (Unaudited)

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Daily Variable/Floating Rate Notes — (Continued)

$300,000	Lincoln County, Wyoming, Pollution Control Revenue, ExxonMobil Corp. Project, Series A, DATES,
	0.20% due 11/1/14	$300,000
600,000	Lincoln County, Wyoming, Pollution Control Revenue, ExxonMobil Corp. Project, Series C, DATES,
	0.20% due 11/1/14	600,000
13,315,000	Maine State Housing Authority, Mortgage Revenue, Series H, (SPA: KBC Bank NV),
	0.20% due 11/15/40	13,315,000
1,000,000	Massachusetts State Health & Educational Facilities Authority Revenue, Amherst College Project, Series J-2,
	0.21% due 11/1/35	1,000,000
1,350,000	Massachusetts State Health & Educational Facilities Authority Revenue, Harvard University, Series R,
	0.15% due 11/1/49	1,350,000
3,600,000	Massachusetts State Health & Educational Facilities Authority Revenue, Museum of Fine Arts Project, (SPA: Bank of America N.A.),
	0.25% due 12/1/37	3,600,000
2,600,000	Massachusetts State Health & Educational Facilities Authority Revenue, Tufts University, Series N-1, (SPA: J.P. Morgan Chase),
	0.22% due 8/15/40	2,600,000
14,400,000	Mississippi Business Finance Corp, Mississippi Gulf Opportunity Zone, Chevron USA Inc. Project, Series A,
	0.21% due 12/1/30	14,400,000
1,565,000	Mississippi Business Finance Corp, Mississippi Gulf Opportunity Zone, Chevron USA Inc. Project, Series C,
	0.21% due 12/1/30	1,565,000
1,400,000	Missouri State Health & Educational Facilities Authority, Educational Facilities Revenue, St. Louis University, Series A-1, (LOC: Wells Fargo Bank),
	0.18% due 10/1/35	1,400,000
4,100,000	Missouri State Health & Educational Facilities Authority, Educational Facilities Revenue, Washington University, Series C, (SPA: U.S. Bank),
	0.21% due 3/1/40	4,100,000
2,150,000	Mobile County, Alabama, Industrial Development Authority, Pollution Control Revenue, ExxonMobil Project,
	0.20% due 7/15/32	2,150,000

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2011 — (Unaudited)

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Daily Variable/Floating Rate Notes — (Continued)

$1,800,000	New Hampshire Health & Education Facilities Authority Revenue, Dartmouth College, Series A, (SPA: J.P. Morgan Chase),
	0.23% due 6/1/31	$1,800,000
1,250,000	New Hampshire Health & Education Facilities Authority Revenue, Dartmouth College, Series B, (SPA: J.P. Morgan Chase),
	0.23% due 6/1/41	1,250,000
1,120,000	New York City, New York, City Transitional Finance Authority Revenue, NYC Recovery, Series 3, Subseries 3-E, (SPA: Landesbank Baden-Wurttemberg),
	0.23% due 11/1/22	1,120,000
2,300,000	New York City, New York, General Obligation Unlimited, Subseries B-2, (LOC: J.P. Morgan Chase),
	0.22% due 8/15/18	2,300,000
12,855,000	New York City, New York, General Obligation Unlimited, Subseries H-7, (LOC: KBC Bank NV),
	0.22% due 3/1/34	12,855,000
15,115,000	New York City, New York, Municipal Water Finance Authority, Water & Sewer System Revenue, Series F, Subseries F-2, (SPA: Bayerische Landesbank),
	0.24% due 6/15/35	15,115,000
3,300,000	North Carolina Medical Care Commission, Health Care Facilities Revenue, Wake Forest University, Series D, (LOC: Bank of America N.A.),
	0.24% due 7/1/34	3,300,000
5,000,000	Oklahoma State Capitol Improvement Authority Facilities Revenue, Higher Education D-1, (SPA: Bank of America),
	0.24% due 7/1/31	5,000,000
3,448,000	Texas Water Development Board Revenue, Series A, (SPA: J.P. Morgan Chase),
	0.25% due 7/15/19	3,448,000
1,600,000	Uinta County, Wyoming, Pollution Control Revenue, Chevron USA Inc. Project,
	0.20% due 8/15/20	1,600,000
3,295,000	University of California Regents Medical Center, Pooled Revenue, Series B-2, (SPA: Wells Fargo Bank N.A.),
	0.22% due 5/15/32	3,295,000
1,525,000	University of Michigan, University Revenue, Series A, (SPA: Wells Fargo Bank N.A.),
	0.21% due 4/1/38	1,525,000

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2011 — (Unaudited)

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Daily Variable/Floating Rate Notes — (Continued)

$5,875,000	University of North Carolina Hospital, Chapel Hill Revenue, Series A, (SPA: Landesbank Hessen-Thuerigen),
	0.24% due 2/15/31	$5,875,000
150,000	Valdez, Alaska, Marine Terminal Revenue, ExxonMobil Pipeline Co. Project,
	0.20% due 10/1/25	150,000
1,810,000	Virginia College Building Authority, Virginia, Educational Facilities Revenue, 21st Century College, Series C, (SPA: Wells Fargo Bank),
	0.24% due 2/1/26	1,810,000
1,025,000	Wisconsin State Health & Educational Facilities Authority Revenue, Goodwill Industries of North Central Wisconsin, (LOC: Wells Fargo Bank),
	0.10% due 11/1/25	1,025,000

	Total Daily Variable/Floating Rate Notes (Cost $158,369,000)	158,369,000

	Weekly Variable/Floating Rate Notes — 61.1%
2,025,000	Baltimore, Maryland, Industrial Development Authority, Baltimore Capital Acquisition, (LOC: Bayerische Landesbank),
	0.23% due 8/1/16	2,025,000
2,400,000	Buncombe County, North Carolina, General Obligation Unlimited, Series B, (SPA: Wells Fargo Bank),
	0.20% due 12/1/24	2,400,000
10,685,000	Charlotte, North Carolina, Certificate Participation, Central Yard Project, Series A, (SPA: Bank of America),
	0.09% due 3/1/25	10,685,000
6,880,000	Charlotte, North Carolina, Certificate Participation, Refunding, Convention Facility Project B, (SPA: Wachovia Bank),
	0.09% due 12/1/21	6,880,000
3,905,000	Charlotte, North Carolina, Water & Sewer System Revenue, Refunding, Series C, (SPA: Bank of America),
	0.09% due 6/1/25	3,905,000
900,000	Colorado Educational & Cultural Facility Authority Revenue, Boulder Country Day School, (LOC: Wells Fargo Bank),
	0.20% due 9/1/24	900,000
700,000	Colorado Educational & Cultural Facility Authority Revenue, Regis Jesuit High School Project, (LOC: Wells Fargo Bank),
	0.10% due 12/1/33	700,000

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2011 — (Unaudited)

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Weekly Variable/Floating Rate Notes — (Continued)

$3,676,000	Colorado Educational and Cultural Facilities Authority Revenue, Nature Conservancy Project A,
	0.09% due 7/1/27	$3,676,000
7,535,000	Colorado Housing and Finance Authority, Revenue Bonds, Class I, (SPA: FHLB),
	0.08% due 4/1/20	7,535,000
2,655,000	Connecticut State General Obligations, Series B, (SPA: Bayerische Landesbank),
	0.07% due 5/15/14	2,655,000
12,100,000	Connecticut State Health & Educational Facilities Authority Revenue, Yale University, Series T-2,
	0.03% due 7/1/29	12,100,000
2,690,000	Durham, North Carolina, Water & Sewer Utility System Revenue, (SPA: Wachovia Bank),
	0.08% due 12/1/15	2,690,000
750,000	Englewood, Colorado, Multi-Family Housing Revenue, Refunding, Marks East Apartments, (FHLMC Insured),
	0.11% due 12/1/34	750,000
5,500,000	Englewood, Colorado, Multi-Family Housing Revenue, Refunding, Marks West Apartments, (FHLMC Insured),
	0.12% due 12/1/26	5,500,000
1,305,000	Franklin County, Ohio, Hospital Revenue, US Health Corp. Project, Series B, (LOC: U.S. Bank),
	0.15% due 12/1/20	1,305,000
300,000	Franklin County, Ohio, Hospital Revenue, US Health Corp. Project, Series C, (LOC: U.S. Bank),
	0.15% due 12/1/11	300,000
3,715,000	Guilford County, North Carolina, General Obligations Unlimited, Series B, (SPA: Branch Banking & Trust),
	0.05% due 4/1/27	3,715,000
4,000,000	Illinois Finance Authority Revenue, Alexian Brothers Health, (LOC: Bank One),
	0.10% due 4/1/35	4,000,000
9,605,000	JEA, Florida, Electric System Revenue, Series 3-A, (SPA: Royal Bank of Canada),
	0.05% due 10/1/36	9,605,000
8,400,000	Kansas State Department of Transportation, Highway Revenue, Series C-1, (LOC: J.P. Morgan Chase),
	0.07% due 9/1/19	8,400,000
613,000	Kern Water Bank Authority California Revenue, Series A, (LOC: Wells Fargo Bank),
	0.06% due 7/1/28	613,000

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2011 — (Unaudited)

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Weekly Variable/Floating Rate Notes — (Continued)

$6,160,000	Los Angeles, California, Community Redevelopment Agency, Multi-Family Housing Revenue, MET Apartments, (FNMA Insured),
	0.06% due 12/15/24	$6,160,000
4,595,000	Maryland State Health & Higher Educational Facilities Authority Revenue, John Hopkins University, Series B,
	0.04% due 7/1/27	4,595,000
3,795,000	Massachusetts State Health & Educational Facilities Authority Revenue, Amherst College Project, Series I,
	0.05% due 11/1/28	3,795,000
2,610,000	Massachusetts State Health & Educational Facilities Authority Revenue, Boston University Project, Series H, (LOC: State Street Bank & Trust Co.),
	0.03% due 12/1/29	2,610,000
6,500,000	Massachusetts State Water Resource Authority, General Obligations, Series B, (LOC: Landesbank Hessen-Thuerigen),
	0.06% due 8/1/28	6,500,000
8,355,000	Mecklenburg County, North Carolina, Certificate Participation, (SPA: Branch Banking & Trust),
	0.08% due 2/1/26	8,355,000
	Mecklenburg County, North Carolina, General Obligations Unlimited, Public Improvement, Series C, (SPA: Bank of America):
1,000,000	0.09% due 2/1/17	1,000,000
1,100,000	0.09% due 2/1/19	1,100,000
1,100,000	0.09% due 2/1/20	1,100,000
5,945,000	Metropolitan Government, Nashville & Davidson County, Tennessee, Health & Educational Facilities Authority Revenue, Vanderbilt University, Series A-2,
	0.07% due 10/1/44	5,945,000
4,285,000	Michigan State, University Revenue, Series A, (SPA: Landesbank Hessen-Thuerigen),
	0.23% due 2/15/33	4,285,000
2,625,000	Minneapolis, Minnesota, Multi-Family Housing Revenue, St. Hedwings Assisted Project, (LOC: Wells Fargo Bank),
	0.20% due 12/1/27	2,625,000
950,000	Minneapolis, Minnesota, Revenue Bonds, University Gateway Project, Series B, (SPA: Wells Fargo Bank),
	0.10% due 12/1/27	950,000

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2011 — (Unaudited)

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Weekly Variable/Floating Rate Notes — (Continued)

$6,430,000	Minnesota State Higher Education Facilities Authority Revenue, Carleton College, Series 5G, (SPA: J. P. Morgan Chase),
	0.06% due 11/1/29	$6,430,000
10,000,000	Missouri State, Missouri, Health & Higher Educational Facilities Authority Revenue, BJC Health System, Series B, (SPA: U.S. Bank),
	0.09% due 5/15/38	10,000,000
805,000	Modesto, California, Multi-Family Housing Revenue, Shadowbrook Apartments, Series A, (FNMA Insured),
	0.09% due 5/15/31	805,000
5,000,000	New Hampshire Health & Education Facilities Authority Revenue, Dartmouth College, (SPA: J.P. Morgan Chase),
	0.04% due 6/1/32	5,000,000
4,040,000	New Hampshire Health & Education Facilities Authority Revenue, Dartmouth College, (SPA: U.S. Bank),
	0.04% due 6/1/23	4,040,000
2,900,000	New Jersey State Educational Facilities Authority Revenue, Refunding, Institution For Advanced Study, Series B, (SPA: Wachovia Bank),
	0.05% due 7/1/31	2,900,000
6,200,000	New York City, New York, City Housing Development Corp., Multi-Family Rental Housing Revenue, 90 Washington Street, Series A, (FNMA Insured),
	0.05% due 2/15/35	6,200,000
5,100,000	New York City, New York, City Housing Development Corp., Multi-Family Rental Housing Revenue, Carnegie Park, Series A, (FNMA Insured),
	0.17% due 11/15/19	5,100,000
7,600,000	New York City, New York, City Transitional Finance Authority Revenue, Future Tax, Series A-1, (SPA: Westdeutsche Landesbank),
	0.13% due 11/15/28	7,600,000
6,300,000	New York State Housing Finance Agency Revenue, North End, Series A, (FNMA Insured),
	0.05% due 11/15/36	6,300,000
3,400,000	North Carolina Educational Facilities Finance Agency Revenue, Duke University Project, Series A,
	0.05% due 6/1/27	3,400,000
4,380,000	North Carolina Educational Facilities Finance Agency Revenue, Duke University Project, Series B,
	0.04% due 12/1/21	4,380,000

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2011 — (Unaudited)

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Weekly Variable/Floating Rate Notes — (Continued)

$2,035,000	North Carolina Medical Care Commission, Health Systems Revenue, Catholic Health East, (LOC: JP Morgan Chase),
	0.06% due 11/15/28	$2,035,000
7,000,000	Ohio State University, General Receipts, Series B,
	0.03% due 12/1/29	7,000,000
4,500,000	Ohio State, General Obligation Unlimited, Series C,
	0.05% due 6/15/26	4,500,000
8,600,000	Pennsylvania State Turnpike Commission Revenue, Multi-Modal, Series C, (LOC: Barclays Bank PLC),
	0.04% due 6/1/38	8,600,000
10,100,000	Pennsylvania State University, Revenue Bonds, Series A, (University Insured), (SPA: J.P. Morgan Chase),
	0.06% due 3/1/32	10,100,000
5,000,000	Private Colleges & Universities Authority Georgia Revenue, Emory University, Series B-3,
	0.05% due 9/1/35	5,000,000
6,250,000	Private Colleges and Universities Authority Georgia Revenue, Emory University,
	0.06% due 9/1/36	6,250,000
6,275,000	Purdue University, Indiana, University Revenues, Student Facilities System, Series A,
	0.04% due 7/1/33	6,275,000
185,000	Purdue University, Indiana, University Revenues, Student Facilities System, Series C,
	0.03% due 7/1/32	185,000
494,000	Roseville, Minnesota, Commercial Development Revenue, Berger Transfers & Storage, Series F, (LOC: Wells Fargo Bank),
	0.20% due 12/1/15	494,000
12,760,000	South Dakota Housing Development Authority Revenue, Home Ownership Meeting, Series C-2, (SPA: Landesbank Hessen-Thuerigen),
	0.11% due 5/1/32	12,760,000
6,675,000	South Dakota Housing Development Authority, Revenue Bonds, Homeownership, Series D, (SPA: Landesbank Hessen-Thuerigen),
	0.08% due 11/1/31	6,675,000
10,050,000	Union County, North Carolina, General Obligation Unlimited, Series A, (SPA: Branch Banking & Trust),
	0.06% due 3/1/29	10,050,000
3,565,000	University of North Carolina, Revenue Bonds, Series B,
	0.02% due 12/1/25	3,565,000

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2011 — (Unaudited)

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Weekly Variable/Floating Rate Notes — (Continued)

$7,565,000	University of North Carolina, Revenue Bonds, Series C,
	0.06% due 12/1/25	$7,565,000
	University of Texas, University Revenue, Financing System, Series B:
7,115,000	0.04% due 8/1/16	7,115,000
3,490,000	0.05% due 8/1/33	3,490,000
6,500,000	0.04% due 8/1/39	6,500,000
2,300,000	University of Texas, University Revenue, Refunding, Financing System, Series A,
	0.02% due 8/15/13	2,300,000
10,990,000	Washington State, Housing Finance Commission, Single Family Program, (SPA: State Street Bank & Trust Co.),
	0.11% due 6/1/48	10,990,000
6,955,000	Westminster, Colorado, Multi-Family Housing Revenue, Refunding, Warwick Station Apartments, (FHLMC Insured),
	0.11% due 12/1/23	6,955,000
9,545,000	Wyoming Community Development Authority, Wyoming, Revenue Bonds, Single Family Mortgage, Series A, (LOC: 50% FNMA & 50% FHLMC),
	0.12% due 12/1/35	9,545,000
6,000,000	Wyoming Community Development Authority, Wyoming, Revenue Bonds, Single Family Mortgage, Series B (LOC: 50% FNMA & 50% FHLMC),
	0.12% due 12/1/33	6,000,000

	Total Weekly Variable/Floating Rate Notes (Cost $345,463,000)	345,463,000

	TOTAL VARIABLE/FLOATING RATE NOTES (Cost $503,832,000)	503,832,000

FIXED RATE NOTES* — 9.3%
5,000,000	Colorado State General Funding, Tax & Revenue Anticipation Notes,
	2.00% due 6/27/12	5,082,942
5,000,000	Davis County, Utah, School District, General Obligation, Anticipation Notes,
	3.00% due 6/29/12	5,127,016
5,795,000	Du Page County, Illinois, General Obligation, Prerefunded 1/1/12 @100,
	5.00% due 1/1/21	5,912,017

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2011 — (Unaudited)

Face
Amount		Value

FIXED RATE NOTES* — (Continued)

$10,000,000	Harris County, Texas, General Obligation, Tax Anticipation Notes,
	1.50% due 2/29/12	$10,078,335
2,500,000	Los Angeles, California, General Obligation Unlimited, Tax & Revenue Anticipation Notes,
	2.50% due 4/30/12	2,540,321
10,000,000	Oregon State, General Obligation, Tax Anticipation Notes,
	2.00% due 6/29/12	10,160,374
13,625,000	Texas State, Tax & Revenue Anticipation Notes,
	2.00% due 8/31/11	13,643,573

	TOTAL FIXED RATE NOTES (Cost $52,544,578)	52,544,578

TOTAL INVESTMENTS (Cost $556,376,578)[2]	98.4%	$556,376,578
OTHER ASSETS IN EXCESS OF LIABILITIES	1.6	8,827,321

NET ASSETS	100.0%	$565,203,899

* Percentages indicated are based on net assets.
[1] Demand Security; payable upon demand by the Fund with usually no more than thirty (30) calendar day’s notice. The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the final maturity date.
[2] Aggregate cost for federal tax purposes was $556,376,578.
Abbreviations:
DATES — Daily Adjustable Tax-Exempt Securities
FHLB — Federal Home Loan Bank
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
LOC — Letter of Credit
SPA — Stand-By Purchase Agreement

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2011 — (Unaudited)

Face
Amount		Value

AGENCY NOTES* — 10.4%

	Federal Home Loan Bank — 10.4%
$15,500,000	3.625% due 10/18/13[1]	$16,538,469
12,000,000	5.00% due 7/15/14	13,458,420
5,000,000	5.125% due 10/18/16	5,825,370

		35,822,259

	TOTAL AGENCY NOTES (Cost $35,390,856)	35,822,259

MORTGAGE-BACKED SECURITIES*,2 — 36.6%

	Federal Home Loan Mortgage Corporation — 13.6%
2,440	# G00807, 9.50% due 3/1/21	2,440
1,486,697	# G12342, 5.50% due 8/1/21	1,609,914
644,483	# J03649, 5.50% due 10/1/21	696,287
595,929	# G12442, 6.00% due 11/1/21	650,162
1,110,657	# J03536, 5.50% due 11/1/21	1,199,931
454,357	# G18163, 5.50% due 1/1/22	490,879
1,749,115	# G13396, 5.50% due 12/1/23	1,888,615
72,136	# D78677, 8.00% due 3/1/27	85,824
47,190	# D84894, 8.00% due 12/1/27	56,220
684,163	# C00742, 6.50% due 4/1/29	783,359
391,573	# A57845, 7.00% due 2/1/37	451,759
1,420,424	# A68937, 6.00% due 11/1/37	1,567,507
579,185	# A68332, 5.50% due 11/1/37	629,023
1,835,390	# A70446, 5.00% due 12/1/37	1,962,167
6,640,615	# A69653, 5.50% due 12/1/37	7,212,034
7,079,391	# A73370, 5.00% due 2/1/38	7,558,434
3,315,937	# A90421, 4.50% due 12/1/39	3,465,080
4,278,256	# A92890, 4.50% due 7/1/40	4,469,345
11,608,211	# A97620, 4.50% due 3/1/41	12,116,718

		46,895,698

	Federal National Mortgage Association — 15.8%
26,223	# 535729, 6.50% due 2/1/16	28,324
28,307	# 535962, 6.50% due 5/1/16	31,076
16,337	# 595134, 6.50% due 7/1/16	17,935
92,885	# 596498, 6.00% due 7/1/16	100,940
16,449	# 608777, 6.50% due 10/1/16	18,057
240,864	# 625990, 5.50% due 12/1/16	261,316
34,578	# 643340, 6.50% due 3/1/17	37,961
60,468	# 555016, 6.50% due 10/1/17	66,382
486,257	# 686230, 5.50% due 2/1/18	528,761
583,140	# 254685, 5.00% due 4/1/18	625,338
708,536	# 740449, 5.50% due 9/1/18	770,470

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2011 — (Unaudited)

Face
Amount		Value

MORTGAGE-BACKED SECURITIES*,2 — (Continued)
	Federal National Mortgage Association — (Continued)

$459,072	# 768557, 5.50% due 2/1/19	$499,199
204,149	# 255159, 5.50% due 3/1/19	221,993
4,154	# 313796, 9.50% due 2/1/21	4,671
4,791	# 125275, 7.00% due 3/1/24	5,503
30,875	# 313795, 9.50% due 1/1/25	36,654
6,881,574	# AH6827, 4.00% due 3/1/26	7,220,430
3,965,034	# AI1657, 4.00% due 4/1/26	4,160,276
72,736	# 373328, 8.00% due 3/1/27	85,378
112,303	# 390895, 8.00% due 6/1/27	131,822
249,765	# 397602, 8.00% due 8/1/27	293,175
29,555	# 405845, 8.00% due 11/1/27	34,692
4,498	# 499335, 6.50% due 8/1/29	5,133
20,041	# 252806, 7.50% due 10/1/29	23,520
1,256	# 523497, 7.50% due 11/1/29	1,475
10,496	# 588945, 7.00% due 6/1/31	12,175
221,229	# 607862, 7.00% due 9/1/31	256,601
25,574	# 624571, 7.00% due 3/1/32	29,624
38,287	# 656872, 6.50% due 8/1/32	43,400
21,772	# 687575, 7.00% due 2/1/33	25,182
1,935,077	# 789856, 6.00% due 8/1/34	2,143,843
345,456	# 820811, 6.00% due 4/1/35	382,510
889,821	# 829202, 5.00% due 7/1/35	954,482
987,935	# 826586, 5.00% due 8/1/35	1,059,725
647,615	# 867021, 7.00% due 3/1/36	747,487
276,297	# 256216, 7.00% due 4/1/36	318,906
1,399,132	# 898412, 5.00% due 10/1/36	1,498,180
707,601	# 910894, 5.00% due 2/1/37	756,810
632,293	# 912456, 6.50% due 3/1/37	708,832
1,042,288	# 939512, 5.00% due 6/1/37	1,114,771
1,616,047	# 959877, 5.00% due 11/1/37	1,728,431
4,988,275	#973241, 5.00% due 3/1/38	5,331,275
2,127,732	# 975593, 5.00% due 6/1/38	2,274,037
1,911,772	# 257573, 5.50% due 2/1/39	2,074,188
4,368,585	# AD7128, 4.50% due 7/1/40	4,567,122
12,846,691	# AH1568, 4.50% due 12/1/40	13,444,578

		54,682,640

	Government National Mortgage Association — 7.2%
16,188	# 460389, 7.00% due 5/15/28	18,888
24,541	# 464049, 7.00% due 7/15/28	28,634
45,305	# 476259, 7.00% due 8/15/28	52,861
21,416	# 496632, 7.00% due 12/15/28	24,988
31,755	# 539971, 7.00% due 1/15/31	37,259

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2011 — (Unaudited)

Face
Amount		Value

MORTGAGE-BACKED SECURITIES*,2 — (Continued)
	Government National Mortgage Association — (Continued)

$14,049	# 485264, 7.50% due 2/15/31	$16,583
20,989	# 556417, 7.00% due 6/15/31	24,627
48,480	# 559304, 7.00% due 9/15/31	56,883
43,013	# 570289, 7.00% due 1/15/32	50,409
158,875	# 574687, 6.00% due 4/15/34	178,541
991,497	# 652486, 5.50% due 4/15/36	1,099,082
2,032,188	# 651859, 5.00% due 6/15/36	2,219,344
1,388,574	# 782150, 5.50% due 4/15/37	1,539,498
1,873,521	# 662521, 6.00% due 8/15/37	2,096,648
784,137	# 677545, 6.00% due 11/15/37	877,524
1,236,648	# 676291, 6.00% due 12/15/37	1,383,927
363,912	# 678831, 5.00% due 1/15/38	397,199
1,640,147	# 685836, 5.50% due 4/15/38	1,816,065
4,432,011	# 698235, 5.00% due 6/15/39	4,837,411
7,535,939	# 716655, 5.00% due 8/15/39	8,225,258

		24,981,629

	TOTAL MORTGAGE-BACKED SECURITIES (Cost $120,955,913)	126,559,967

CORPORATE NOTES* — 40.2%
4,000,000	Bear Stearns Cos. LLC,
	6.40% due 10/2/17	4,619,208
10,000,000	Caterpillar Financial Services Corp.,
	7.05% due 10/1/18	12,465,560
6,000,000	General Electric Capital Corp.,
	5.625% due 5/1/18	6,697,482
8,000,000	General Electric Capital Corp.,
	6.00% due 8/7/19	9,044,728
7,000,000	Goldman Sachs Group, Inc.,
	5.95% due 1/18/18	7,635,677
7,000,000	Goldman Sachs Group, Inc.,
	7.50% due 2/15/19	8,268,729
5,000,000	Hewlett-Packard Co.,
	6.125% due 3/1/14[1]	5,631,325
9,650,000	Honeywell International, Inc.,
	5.00% due 2/15/19	10,885,046
11,000,000	IBM Corp.,
	8.375% due 11/1/19	15,092,748
10,200,000	JPMorgan Chase & Co.,
	5.15% due 10/1/15	11,144,173
12,372,000	Oracle Corp.,
	5.75% due 4/15/18[1]	14,609,352

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2011 — (Unaudited)

Face
Amount		Value

CORPORATE NOTES* — (Continued)

$11,850,000	PepsiCo, Inc.,
	7.90% due 11/1/18	$15,602,030
2,285,000	United Technologies Corp.,
	6.125% due 2/1/19[1]	2,752,059
7,000,000	Wal-Mart Stores, Inc.,
	5.80% due 2/15/18	8,276,513
5,000,000	Wal-Mart Stores, Inc.,
	7.55% due 2/15/30	6,559,910

	TOTAL CORPORATE NOTES (Cost $129,317,538)	139,284,540

US TREASURY NOTES/BONDS* — 9.3%
7,100,000	U.S. Treasury Bond,
	6.125% due 8/15/29	9,373,108
4,604,939	U.S. Treasury Inflation Indexed Bonds (TIPS),
	1.625% due 1/15/18	5,197,106
4,000,000	U.S. Treasury Notes,
	3.125% due 10/31/16	4,336,248
12,000,000	U.S. Treasury Notes,
	3.75% due 11/15/18[1]	13,319,064

	TOTAL US TREASURY NOTES/BONDS (Cost $30,068,893)	32,225,526

REPURCHASE AGREEMENTS* — 2.5%
8,700,000	With Bank of America Corp., dated 7/29/11, 0.12%, principal and interest in the amount of $8,700,087 due 8/1/11, (collateralized by a U.S. Treasury Note with a par value of $8,385,000, coupon rate of 2.630%, due 6/30/14, market value of $8,900,174)	8,700,000
60,272	With State Street Bank and Trust Co., dated 7/29/11, 0.01%, principal and interest in the amount of $60,272, due 8/1/11, (collateralized by a FNR security with a par value of $63,007, coupon rate of 3.000%, due 11/25/40, market value of $63,963)	60,272

	TOTAL REPURCHASE AGREEMENTS (Cost $8,760,272)	8,760,272

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2011 — (Unaudited)

Face
Amount		Value

INVESTMENT OF SECURITY LENDING COLLATERAL* — 8.9%
$30,699,788	State Street Navigator Securities Lending Prime Portfolio	$30,699,788

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $30,699,788)	30,699,788

TOTAL INVESTMENTS (Cost $355,193,260)[3]	107.9%	$373,352,352
LIABILITIES IN EXCESS OF OTHER ASSETS	(7.9)	(27,248,627)

NET ASSETS	100.0%	$346,103,725

*	Percentages indicated are based on net assets.
[1]	Securities or partial securities on loan. See Note 1.
[2]	Represents current face amount at July 31, 2011.
[3]	Aggregate cost for federal tax purposes was $355,193,260.
Abbreviations:
FNR — Federal National Mortgage Association REMIC
TIPS — Treasury Inflation Protected Security

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2011 — (Unaudited)

Shares		Value

COMMON STOCKS* — 99.6%

	Aerospace & Defense — 4.0%
64,170	Honeywell International, Inc.	$3,407,427
19,550	Precision Castparts Corp.	3,154,979

		6,562,406

	Capital Markets — 6.0%
202,830	Charles Schwab Corp. (The)	3,028,252
26,140	Franklin Resources, Inc.	3,318,734
25,900	Goldman Sachs Group, Inc.	3,495,723

		9,842,709

	Chemicals — 3.4%
46,210	EI du Pont de Nemours & Co.	2,376,118
31,370	Praxair, Inc.	3,251,187

		5,627,305

	Commercial Banks — 2.9%
168,710	Wells Fargo & Co.	4,713,757

	Communications Equipment — 2.2%
67,375	Qualcomm, Inc.	3,690,802

	Computers & Peripherals — 4.9%
20,715	Apple, Inc.[1]	8,088,793

	Consumer Finance — 2.3%
74,295	American Express Co.	3,717,722

	Diversified Consumer Services — 1.7%
31,715	ITT Educational Services, Inc.[1]	2,717,024

	Diversified Financial Services — 2.8%
113,990	JPMorgan Chase & Co.	4,610,895

	Electrical Equipment — 3.3%
46,860	Cooper Industries PLC	2,451,247
60,500	Emerson Electric Co.	2,969,945

		5,421,192

	Electronic Equipment, Instruments & Components — 2.0%
65,920	Amphenol Corp. — Class A	3,222,829

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2011 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Energy Equipment & Services — 5.5%
65,035	Halliburton Co.	$3,559,365
60,770	Schlumberger, Ltd.	5,491,785

		9,051,150

	Food & Staples Retailing — 2.1%
88,720	Walgreen Co.	3,463,629

	Food Products — 1.8%
53,945	Kellogg Co.	3,009,052

	Health Care Equipment & Supplies — 4.0%
57,835	Baxter International, Inc.	3,364,262
50,795	Varian Medical Systems, Inc.[1,2]	3,187,894

		6,552,156

	Health Care Providers & Services — 4.6%
48,180	Express Scripts, Inc.[1]	2,614,247
187,250	Health Management Associates, Inc.[1]	1,778,875
34,300	Laboratory Corp. of America Holdings[1]	3,113,068

		7,506,190

	Hotels, Restaurants & Leisure — 3.9%
70,305	Darden Restaurants, Inc.	3,571,494
52,380	Yum! Brands, Inc.	2,766,712

		6,338,206

	Household Products — 3.7%
36,740	Colgate-Palmolive Co.	3,100,121
35,810	Energizer Holdings, Inc.[1]	2,887,719

		5,987,840

	Industrial Conglomerates — 1.9%
150,835	McDermott International, Inc.[1]	3,042,342

	Insurance — 1.9%
158,500	Progressive Corp. (The)	3,119,280

	IT Services — 2.8%
45,665	Accenture PLC — Class A	2,700,628
28,160	Cognizant Technology Solutions Corp. — Class A1	1,967,539

		4,668,167

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2011 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Life Sciences Tools & Services — 2.1%
39,075	Waters Corp.[1]	$3,434,302

	Machinery — 1.7%
36,025	Parker Hannifin Corp.	2,846,696

	Media — 3.9%
76,000	McGraw-Hill Cos. (The), Inc.	3,161,600
70,370	Omnicom Group, Inc.	3,301,760

		6,463,360

	Multi-line Retail — 1.9%
46,845	Dollar Tree, Inc.[1]	3,102,544

	Oil, Gas & Consumable Fuels — 5.8%
59,340	Chevron Corp.	6,172,547
34,800	Occidental Petroleum Corp.	3,416,664

		9,589,211

	Road & Rail — 1.7%
62,570	JB Hunt Transport Services, Inc.	2,830,667

	Semiconductors & Semiconductor Equipment — 3.9%
61,481	Avago Technologies, Ltd.	2,067,606
67,960	Microchip Technology, Inc.	2,293,650
61,440	Xilinx, Inc.	1,972,224

		6,333,480

	Software — 4.4%
73,065	Microsoft Corp.	2,001,981
168,050	Oracle Corp.	5,138,969

		7,140,950

	Textiles, Apparel & Luxury Goods — 1.8%
45,655	Coach, Inc.	2,947,487

	Tobacco — 3.1%
71,375	Philip Morris International, Inc.	5,079,759

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2011 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Trading Companies & Distributors — 1.6%
17,315	WW Grainger, Inc.	$2,569,027

	TOTAL COMMON STOCKS (Cost $127,380,920)	163,290,929

Face
Amount

REPURCHASE AGREEMENT* — 0.6%
$909,337	With State Street Bank and Trust Co., dated 7/29/11, 0.01%, principal and interest in the amount of $909,338, due 8/1/11, (collateralized by a FNR security with a par value of $916,021, coupon rate of 3.000% due 11/25/40, market value of $929,929)	909,337

	TOTAL REPURCHASE AGREEMENT (Cost $909,337)	909,337

Shares

INVESTMENTS OF SECURITY LENDING COLLATERAL* — 0.1%
218,643	State Street Navigator Securities Lending Prime Portfolio	218,643

	TOTAL INVESTMENTS OF SECURITY LENDING COLLATERAL (Cost $218,643)	218,643

TOTAL INVESTMENTS (Cost $128,508,900)[3]	100.3%	$164,418,909
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.3)	(426,873)

NET ASSETS	100.0%	$163,992,036

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Aggregate cost for federal tax purposes was $128,862,575.
Abbreviations:
FNR — Federal National Mortgage Association REMIC

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2011 — (Unaudited)

Shares		Value

COMMON STOCKS* — 97.8%

	Aerospace & Defense — 4.2%
91,374	BE Aerospace, Inc.[1]	$3,636,685
41,234	Teledyne Technologies, Inc.[1]	2,236,120
61,686	Triumph Group, Inc.	3,321,174

		9,193,979

	Automotive — 2.3%
185,551	Sonic Automotive, Inc. — Class A	2,907,584
50,965	Tenneco Automotive, Inc.[1]	2,035,542

		4,943,126

	Banking — 10.6%
54,263	Bank of the Ozarks, Inc.	2,818,963
132,772	Flushing Financial Corp.	1,635,751
36,757	IBERIABANK Corp.	1,873,504
75,210	Lakeland Financial Corp.	1,695,986
167,574	Northwest Bancshares, Inc.	2,059,484
55,913	Prosperity Bancshares, Inc.	2,322,067
106,218	Renasant Corp.	1,625,135
43,378	Signature Bank[1]	2,566,243
40,574	SVB Financial Group[1,2]	2,475,825
59,541	UMB Financial Corp.	2,470,952
62,840	WesBanco, Inc.	1,291,362

		22,835,272

	Beverages, Food & Tobacco — 0.8%
97,641	Darling International, Inc.[1,2]	1,648,180

	Chemicals — 4.8%
81,478	A Schulman, Inc.	1,804,738
95,497	Cooper Tire & Rubber Co.	1,610,079
56,737	Koppers Holdings, Inc.	2,100,404
68,943	LSB Industries, Inc.[1,2]	2,739,795
96,322	Solutia, Inc.[1]	2,065,143

		10,320,159

	Coal — 0.8%
94,837	James River Coal Co.[1,2]	1,798,110

	Commercial Services — 3.7%
142,339	Cardtronics, Inc.[1]	3,270,950
66,963	MAXIMUS, Inc.	2,586,781
70,592	TAL International Group, Inc.	2,184,116

		8,041,847

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2011 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Communications — 1.6%
80,323	DG FastChannel, Inc.[1,2]	$2,269,928
230,249	Harmonic, Inc.[1]	1,250,252

		3,520,180

	Computer Software & Processing — 2.8%
63,830	Interactive Intelligence Group[1,2]	2,426,178
102,424	Medidata Solutions, Inc.[1,2]	2,092,523
58,222	SYNNEX Corp.[1,2]	1,648,847

		6,167,548

	Computers & Information — 1.1%
72,406	NETGEAR, Inc.[1,2]	2,382,881

	Drugs & Health Care — 1.0%
59,047	Medicis Pharmaceutical Corp. — Class A	2,195,367

	Electric Utilities — 1.3%
37,605	Cleco Corp.	1,305,646
36,286	IDACORP, Inc.	1,422,774

		2,728,420

	Electrical Equipment — 2.0%
73,396	EnerSys[1]	2,347,204
37,935	Littelfuse, Inc.	1,938,099

		4,285,303

	Electronics — 8.7%
95,167	Finisar Corp.[1]	1,621,646
150,255	GT Solar International, Inc.[1,2]	2,049,478
47,996	Measurement Specialties, Inc.[1]	1,567,549
120,072	Multi-Fineline Electronix, Inc.[1,2]	2,438,662
66,304	Omnivision Technologies, Inc.[1,2]	1,938,729
206,498	Pericom Semiconductor Corp.[1,2]	1,689,154
328,385	RF Micro Devices, Inc.[1,2]	2,216,599
192,149	TriQuint Semiconductor, Inc.[1]	1,444,961
42,223	Veeco Instruments, Inc.[1,2]	1,680,053
81,904	Volterra Semiconductor Corp.[1,2]	2,110,666

		18,757,497

	Entertainment & Leisure — 1.5%
164,440	Cinemark Holdings, Inc.	3,204,936

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2011 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Financial Services — 3.0%
47,006	Cash America International, Inc.	$2,630,456
227,940	Two Harbors Investment Corp.	2,233,812
24,575	World Acceptance Corp.[1]	1,565,919

		6,430,187

	Forest Products & Paper — 1.2%
163,120	KapStone Paper and Packaging Corp.[1]	2,543,041

	Health Care Providers — 5.0%
274,616	Health Management Associates, Inc.[1]	2,608,852
52,779	LifePoint Hospital, Inc.[1]	1,958,101
39,749	Magellan Health Services, Inc.[1]	2,070,923
33,812	Mednax, Inc.[1]	2,304,626
20,122	MWI Veterinary Supply, Inc.[1,2]	1,792,065

		10,734,567

	Heavy Machinery — 1.5%
134,916	Entegris, Inc.[1]	1,156,230
81,808	Titan Machinery, Inc.[1,2]	2,160,549

		3,316,779

	Home Construction, Furnishings & Appliances — 1.3%
43,708	Tupperware Brands Corp.	2,731,313

	Household Products — 1.1%
188,685	Ferro Corp.[1,2]	2,456,679

	Industrial — 2.4%
54,263	Crane Co.	2,513,462
30,183	Gardner Denver, Inc.	2,574,308

		5,087,770

	Insurance — 5.1%
92,693	American Equity Investment Life Holding Co.	1,100,266
116,279	Amtrust Financial Services, Inc.	2,699,998
69,602	Centene Corp.[1]	2,283,642
50,635	Healthspring, Inc.[1]	2,078,060
39,749	ProAssurance Corp.[1]	2,768,518

		10,930,484

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2011 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Medical Supplies — 4.1%
64,324	Cyberonics, Inc.[1,2]	$1,745,753
111,826	Hanger Orthopedic Group, Inc.[1,2]	2,349,464
63,500	ICU Medical, Inc.[1,2]	2,697,480
70,262	Invacare Corp.	2,106,455

		8,899,152

	Metals & Mining — 1.2%
67,458	General Cable Corp.[1,2]	2,682,805

	Oil & Gas — 6.5%
55,088	Berry Petroleum Co. — Class A	3,159,297
88,240	Complete Production Services, Inc.[1]	3,430,771
92,528	Gulfport Energy Corp.[1]	3,373,571
27,379	Oil States International, Inc.[1]	2,209,485
60,036	Stone Energy Corp.[1]	1,948,769

		14,121,893

	Real Estate Investment Trusts — 3.5%
244,433	Ashford Hospitality Trust, Inc.	2,664,320
103,414	DuPont Fabros Technology, Inc.	2,636,023
50,635	Entertainment Properties Trust	2,354,021

		7,654,364

	Restaurants — 2.3%
39,254	Buffalo Wild Wings, Inc.[1,2]	2,493,806
143,988	Texas Roadhouse, Inc.	2,378,682

		4,872,488

	Retailers — 2.3%
109,352	Perry Ellis International, Inc.[1,2]	2,555,556
146,792	Sally Beauty Holdings, Inc.[1,2]	2,524,823

		5,080,379

	Technology — 0.8%
34,471	MICROS Systems, Inc.[1]	1,688,045

	Telecommunications — 4.5%
82,084	GeoEye, Inc.[1,2]	3,280,077
79,334	j2 Global Communications, Inc.[1,2]	2,121,391
212,601	MasTec, Inc.[1,2]	4,439,109

		9,840,577

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2011 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Telephone Systems — 1.0%
239,650	Brightpoint, Inc.[1,2]	$2,178,419

	Textiles, Clothing & Fabrics — 1.9%
23,091	Deckers Outdoor Corp.[1]	2,291,782
62,510	G-III Apparel Group, Ltd.[1,2]	1,929,683

		4,221,465

	Transportation — 1.9%
68,613	Arctic Cat, Inc.[1]	1,130,742
26,060	Polaris Industries, Inc.	3,089,413

		4,220,155

	TOTAL COMMON STOCKS (Cost $182,767,015)	211,713,367

Face
Amount

REPURCHASE AGREEMENT* — 3.9%
$8,335,715	With State Street Bank and Trust Co., dated 7/29/11, 0.01%, principal and interest in the amount of $8,335,722, due 8/1/11, (collateralized by a FNR security with a par value of $8,379,892, coupon rate of 3.000%, due 11/25/40, market value of $8,507,124)	8,335,715

	TOTAL REPURCHASE AGREEMENT (Cost $8,335,715)	8,335,715

INVESTMENTS OF SECURITY LENDING COLLATERAL* — 14.9%
32,221,383	State Street Navigator Securities Lending Prime Portfolio	32,221,383

	TOTAL INVESTMENTS OF SECURITY LENDING COLLATERAL (Cost $32,221,383)	32,221,383

TOTAL INVESTMENTS (Cost $223,324,113)[3]	116.6%	$252,270,465
LIABILITIES IN EXCESS OF OTHER ASSETS	(16.6)	(35,908,860)

NET ASSETS	100.0%	$216,361,605

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2011 — (Unaudited)

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Aggregate cost for federal tax purposes was $222,655,811.
Abbreviations:
FNR — Federal National Mortgage Association REMIC

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2011 — (Unaudited)

Shares		Value

COMMON STOCKS* — 99.3%

	Aerospace & Defense — 2.0%
69,070	Textron, Inc.	$1,597,589

	Airlines — 1.5%
117,365	Southwest Airlines Co.	1,168,955

	Apparel Retailers — 2.2%
32,205	Kohl’s Corp.	1,761,936

	Banking — 14.1%
29,285	Bank of New York Mellon Corp.	735,346
85,795	BB&T Corp.	2,203,216
28,420	Capital One Financial Corp.	1,358,476
51,549	Comerica, Inc.	1,651,114
228,300	KeyCorp	1,835,532
32,115	PNC Financial Services Group, Inc.	1,743,523
66,340	SunTrust Banks, Inc.	1,624,667

		11,151,874

	Beverages, Food & Tobacco — 2.1%
54,355	Archer-Daniels-Midland Co.	1,651,305

	Building Materials — 1.1%
40,560	Lowe’s Cos., Inc.	875,285

	Commercial Services — 4.4%
43,085	Cintas Corp.	1,402,417
34,590	Jacobs Engineering Group, Inc.[1]	1,353,852
13,165	Quest Diagnostics, Inc.	711,042

		3,467,311

	Computers & Information — 3.2%
155,215	Dell, Inc.[1]	2,520,692

	Electric Utilities — 3.3%
14,610	Entergy Corp.	975,948
66,975	NRG Energy, Inc.[1]	1,642,227

		2,618,175

	Electronics — 1.8%
197,065	MEMC Electronic Materials, Inc.[1,2]	1,462,222

	Energy — 3.4%
33,755	Exxon Mobil Corp.	2,693,311

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2011 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Financial Services — 7.4%
277,940	Bank of America Corp.	$2,698,798
57,825	JPMorgan Chase & Co.	2,339,021
35,805	Morgan Stanley	796,661

		5,834,480

	Health Care — 2.2%
25,465	WellPoint, Inc.	1,720,161

	Insurance — 12.6%
38,090	Allstate Corp. (The)	1,055,855
9,640	Everest Re Group, Ltd.	791,637
61,295	Hartford Financial Services Group, Inc. (The)	1,435,529
58,850	Lincoln National Corp.	1,559,525
12,010	PartnerRe, Ltd.	802,508
29,179	Torchmark Corp.	1,178,540
62,635	UnitedHealth Group, Inc.	3,108,575

		9,932,169

	Media — Broadcasting & Publishing — 1.1%
20,965	McGraw-Hill Cos. (The), Inc.	872,144

	Medical Supplies — 4.3%
33,375	Stryker Corp.	1,813,597
26,080	Zimmer Holdings, Inc.[1]	1,565,322

		3,378,919

	Metals & Mining — 4.1%
86,875	Alcoa, Inc.	1,279,669
48,485	Corning, Inc.	771,396
30,905	Nucor Corp.	1,201,895

		3,252,960

	Oil & Gas — 10.9%
25,565	Murphy Oil Corp.	1,641,784
66,205	Nabors Industries, Ltd.[1]	1,748,474
56,010	Ultra Petroleum Corp.[1,2]	2,622,388
105,595	Valero Energy Corp.	2,652,547

		8,665,193

	Process Industries — 4.6%
201,300	General Electric Co.	3,605,283

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2011 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Retail Trade — 1.0%
15,370	Target Corp.	$791,401

	Retailers — 6.3%
52,100	CVS Caremark Corp.	1,893,835
54,860	Staples, Inc.	881,052
42,600	Wal-Mart Stores, Inc.	2,245,446

		5,020,333

	Software — 4.6%
67,600	Adobe Systems, Inc.[1]	1,873,872
64,045	Microsoft Corp.	1,754,833

		3,628,705

	Technology — 1.1%
40,245	Intel Corp.	898,671

	TOTAL COMMON STOCKS (Cost $78,373,484)	78,569,074

Face
Amount

REPURCHASE AGREEMENT* — 1.7%
$1,391,736	With State Street Bank and Trust Co., dated 7/29/11, 0.01%, principal and interest in the amount of $1,391,737 due 8/1/11 (collateralized by a FNR security with a par value of $1,400,688 coupon rate of 3.000% due 11/25/40, market value of $1,421,954)	1,391,736

	TOTAL REPURCHASE AGREEMENT (Cost $1,391,736)	1,391,736

INVESTMENTS OF SECURITY LENDING COLLATERAL* — 5.3%
4,192,421	State Street Navigator Securities Lending Prime Portfolio	4,192,421

	TOTAL INVESTMENTS OF SECURITY LENDING COLLATERAL (Cost $4,192,421)	4,192,421

TOTAL INVESTMENTS (Cost $83,957,641)[3]	106.3%	$84,153,231
LIABILITIES IN EXCESS OF OTHER ASSETS	(6.3)	(5,019,283)

NET ASSETS	100.0%	$79,133,948

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2011 — (Unaudited)

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Aggregate cost for federal tax purposes was $84,730,052.
Abbreviations:
FNR — Federal National Mortgage Association REMIC

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

International Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2011 — (Unaudited)

Shares		Value

COMMON STOCKS* — 97.8%

	United Kingdom — 21.0%
710,700	Aviva PLC	$4,628,414
164,257	BG Group PLC	3,872,614
200,347	BHP Billiton PLC	7,483,969
281,400	Britvic PLC	1,616,879
206,831	GlaxoSmithKline PLC	4,611,325
125,167	Imperial Tobacco Group PLC	4,332,844
341,911	Inmarsat PLC	3,025,915
668,202	Prudential PLC	7,526,780
553,534	Rexam PLC	3,363,381
444,178	Rolls-Royce Holdings PLC[1]	4,742,150
231,853	Royal Dutch Shell PLC	8,489,448
358,700	Smith & Nephew PLC	3,773,327
879,508	TUI Travel PLC[2]	2,806,951
713,750	Wm Morrison Supermarkets PLC	3,399,851
289,297	Xstrata PLC	6,103,694

		69,777,542

	Japan — 15.4%
129,800	Aisin Seiki Co, Ltd.	4,980,841
1,046,300	Chuo Mitsui Trust Holdings, Inc.	3,854,274
42,200	Daito Trust Construction Co., Ltd.	4,062,050
655,000	Fujitsu, Ltd.	3,854,786
454	Japan Tobacco, Inc.	2,057,464
120,000	JGC Corp.	3,747,714
540,500	Konica Minolta Holdings, Inc.	4,372,957
143,500	Kuraray Co., Ltd.	2,166,414
171,800	Mitsubishi Corp.	4,594,986
85,800	Nippon Telegraph and Telephone Corp.	4,243,272
576,000	NKSJ Holdings, Inc.	3,800,644
93,100	Nomura Research Institute, Ltd.[2]	2,218,630
29,700	Shimamura Co., Ltd.	2,998,954
77,300	Tokyo Electron, Ltd.	4,160,790

		51,113,776

	Germany — 12.4%
32,621	Allianz AG	4,251,003
40,206	BASF SE	3,631,051
49,676	Daimler AG	3,601,287
79,336	Deutsche Bank AG	4,362,101
120,784	Deutsche Lufthansa AG	2,431,622
107,077	GEA Group AG	3,722,585
113,733	Hannover Rueckversicherung AG	5,902,299
57,088	Metro AG	3,151,247

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

International Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2011 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Germany — (Continued)

25,991	Siemens AG Reg.	$3,321,809
20,770	SMA Solar Technology AG2	1,902,052
26,186	Volkswagen AG	4,785,631

		41,062,687

	France — 10.6%
213,173	AXA	3,988,248
94,026	BNP Paribas	6,097,945
32,842	Casino Guichard Perrachon	2,994,108
27,100	Christian Dior SA	4,331,230
51,137	Compagnie de Saint-Gobain	2,955,036
62,175	LaFarge SA	3,325,090
71,369	Sanofi-Aventis	5,545,407
71,723	Societe Generale	3,550,258
20,319	Wendel[2]	2,334,569

		35,121,891

	Switzerland — 6.4%
113,861	Credit Suisse Group AG1	4,093,587
118,234	Novartis AG	7,247,990
80,240	Petroplus Holdings AG1	1,100,016
32,481	Roche Holding AG	5,828,580
11,971	Zurich Financial Services AG1	2,846,731

		21,116,904

	Australia — 3.9%
1,821,980	BlueScope Steel, Ltd.[2]	2,273,948
1,280,988	Mount Gibson Iron, Ltd.[1]	2,528,510
694,461	Myer Holdings, Ltd.[2]	1,760,690
130,692	National Australia Bank, Ltd.	3,441,013
592,161	Toll Holdings, Ltd.[2]	2,941,653

		12,945,814

	Spain — 3.7%
576,155	Banco Bilbao Vizcaya Argentaria SA	6,035,211
588,585	Banco Santander SA2	6,195,026

		12,230,237

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

International Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2011 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Netherlands — 3.7%
245,349	Koninklijke Ahold N.V.	$3,266,919
40,069	PostNL N.V., ADR	309,333
379,908	Reed Elsevier N.V.	5,066,644
149,816	SBM Offshore N.V.	3,581,339

		12,224,235

	Singapore — 2.7%
1,075,000	SembCorp Industries, Ltd.	4,518,977
1,632,000	Singapore Telecommunications, Ltd.	4,506,238

		9,025,215

	Brazil — 2.7%
194,115	Cia Paranaense de Energia, Sponsored ADR	4,691,760
100,000	Petroleo Brasileiro SA, Sponsored ADR	3,397,000
119,800	Usinas Siderurgicas de Minas Gerais SA, Sponsored ADR	874,540

		8,963,300

	Italy — 2.6%
239,143	ACEA SPA	2,103,542
233,935	Fiat Industrial SPA[1]	2,087,740
1,951,722	Intesa Sanpaolo SPA	4,502,220

		8,693,502

	Norway — 2.5%
245,500	Telenor ASA	4,103,089
140,518	TGS Nopec Geophysical Co. ASA	4,098,735

		8,201,824

	Canada — 2.2%
317,400	Grande Cache Coal Corp.[1]	2,896,780
196,232	Nexen, Inc.	4,577,959

		7,474,739

	China — 1.6%
8,985,600	Bank of China, Ltd.	4,135,838
62,800	Trina Solar, Ltd., ADR[1]	1,124,748

		5,260,586

	South Korea — 1.3%
5,456	Samsung Electronics Co., Ltd	4,368,960

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

International Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2011 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	South Africa — 1.0%
157,700	MTN Group, Ltd.	$3,411,580

	Bermuda — 0.8%
79,388	Seadrill, Ltd.	2,763,346

	Mexico — 0.8%
37,200	Fomento Economico Mexicano SAB de CV Series B, Sponsored ADR	2,692,164

	Panama — 0.8%
38,200	Copa Holdings SA — Class A	2,506,302

	Greece — 0.7%
201,986	Public Power Corp.	2,486,217

	Hong Kong — 0.5%
819,500	CNOOC, Ltd.	1,820,028

	Sweden — 0.5%
63,300	Assa Abloy AB — Class B2	1,625,183

	TOTAL COMMON STOCKS (Cost $269,934,387)	324,886,032

Face
Amount

REPURCHASE AGREEMENT* — 2.5%
$8,392,982	With State Street Bank and Trust Co., dated 7/29/11, 0.01%, principal and interest in the amount of $8,392,988, due 8/1/11 (collateralized by a FNR security with a par value of $8,433,205, coupon rate of 3.000% due 11/25/40, market value of $8,561,247)	8,392,982

	TOTAL REPURCHASE AGREEMENT (Cost $8,392,982)	8,392,982

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

International Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2011 — (Unaudited)

Face
Amount		Value

INVESTMENTS OF SECURITY LENDING COLLATERAL* — 4.0%
$13,286,451	State Street Navigator Securities Lending Prime Portfolio	$13,286,451

	TOTAL INVESTMENTS OF SECURITY LENDING COLLATERAL (Cost $13,286,451)	13,286,451

TOTAL INVESTMENTS (Cost $291,613,820)[3]	104.3%	$346,565,465
LIABILITIES IN EXCESS OF OTHER ASSETS	(4.3)	(14,362,467)

NET ASSETS	100.0%	$332,202,998

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Aggregate cost for federal tax purposes was $295,607,753.
Abbreviations:
ADR — American Depositary Receipt
FNR — Federal National Mortgage Association REMIC

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2011 — (Unaudited)

Shares		Value

COMMON STOCKS* — 97.5%

	United Kingdom — 21.2%
220,086	Aviva PLC	$1,433,304
52,643	BG Group PLC	1,241,140
64,458	BHP Billiton PLC	2,407,831
83,232	Britvic PLC	478,238
59,205	GlaxoSmithKline PLC	1,319,984
38,781	Imperial Tobacco Group PLC	1,342,463
98,344	Inmarsat PLC	870,345
184,868	Prudential PLC	2,082,396
167,991	Rexam PLC	1,020,746
105,470	Rolls-Royce Holdings PLC[1]	1,126,023
68,278	Royal Dutch Shell PLC	2,500,043
108,563	Smith & Nephew PLC	1,142,023
248,589	TUI Travel PLC	793,372
211,128	Wm Morrison Supermarkets PLC	1,005,679
81,870	Xstrata PLC	1,727,323

		20,490,910

	Japan — 15.2%
37,100	Aisin Seiki Co, Ltd.	1,423,646
303,200	Chuo Mitsui Trust Holdings, Inc.	1,116,903
12,000	Daito Trust Construction Co., Ltd.	1,155,085
189,000	Fujitsu, Ltd.	1,112,297
129	Japan Tobacco, Inc.	584,610
31,000	JGC Corp.	968,159
157,500	Konica Minolta Holdings, Inc.	1,274,266
41,500	Kuraray Co., Ltd.	626,524
49,400	Mitsubishi Corp.	1,321,259
22,800	Nippon Telegraph and Telephone Corp.	1,127,583
152,000	NKSJ Holdings, Inc.	1,002,948
30,800	Nomura Research Institute, Ltd.	733,983
9,400	Shimamura Co., Ltd.	949,164
23,600	Tokyo Electron, Ltd.	1,270,306

		14,666,733

	Germany — 13.0%
11,859	Allianz AG	1,545,405
11,527	BASF SE	1,041,017
17,646	Daimler AG	1,279,256
23,080	Deutsche Bank AG	1,268,999
39,901	Deutsche Lufthansa AG	803,286
20,333	GEA Group AG	706,887
31,536	Hannover Rueckversicherung AG	1,636,595
17,498	Metro AG	965,886

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2011 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Germany — (Continued)

10,951	Siemens AG Reg.	$1,399,605
5,847	SMA Solar Technology AG2	535,450
7,527	Volkswagen AG	1,375,599

		12,557,985

	France — 10.6%
64,501	AXA	1,206,748
27,369	BNP Paribas	1,774,984
9,370	Casino Guichard Perrachon	854,235
7,567	Christian Dior SA	1,209,388
15,623	Compagnie de Saint-Gobain	902,801
18,318	LaFarge SA	979,638
20,812	Sanofi-Aventis	1,617,103
22,504	Societe Generale	1,113,939
5,430	Wendel	623,884

		10,282,720

	Switzerland — 6.2%
33,807	Credit Suisse Group AG1	1,215,446
31,295	Novartis AG	1,918,449
23,403	Petroplus Holdings AG1	320,833
9,376	Roche Holding AG	1,682,484
3,417	Zurich Financial Services AG1	812,570

		5,949,782

	Netherlands — 3.9%
87,947	Koninklijke Ahold N.V.	1,171,050
89,627	Reed Elsevier N.V.	1,195,311
53,087	SBM Offshore N.V.	1,269,040
19,635	TNT N.V.	153,312

		3,788,713

	Australia — 3.8%
527,346	BlueScope Steel, Ltd.	658,162
324,957	Mount Gibson Iron, Ltd.[1]	641,425
228,348	Myer Holdings, Ltd.[2]	578,938
37,455	National Australia Bank, Ltd.	986,159
164,023	Toll Holdings, Ltd.	814,810

		3,679,494

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2011 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Spain — 3.7%
167,709	Banco Bilbao Vizcaya Argentaria SA	$1,756,748
171,327	Banco Santander SA2	1,803,266

		3,560,014

	Singapore — 2.6%
297,990	SembCorp Industries, Ltd.	1,252,660
466,000	Singapore Telecommunications, Ltd.	1,286,708

		2,539,368

	Norway — 2.6%
73,387	Telenor ASA	1,226,531
43,817	TGS Nopec Geophysical Co. ASA	1,278,087

		2,504,618

	Brazil — 2.5%
54,310	Cia Paranaense de Energia, Sponsored ADR	1,312,673
25,551	Petroleo Brasileiro SA, Sponsored ADR	867,967
33,200	Usinas Siderurgicas de Minas Gerais SA, Sponsored ADR	242,360

		2,423,000

	Italy — 2.5%
65,956	ACEA SPA	580,160
54,266	Fiat Industrial SPA[1]	504,614
561,246	Intesa Sanpaolo SPA	1,294,679

		2,379,453

	Canada — 2.3%
91,200	Grande Cache Coal Corp.[1]	832,345
58,359	Nexen, Inc.	1,361,476

		2,193,821

	China — 1.4%
2,388,273	Bank of China, Ltd.	1,099,260
11,840	Trina Solar, Ltd., ADR[1]	212,054

		1,311,314

	South Korea — 1.3%
1,583	Samsung Electronics Co., Ltd	1,267,607

	South Africa — 0.9%
41,890	MTN Group, Ltd.	906,221

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2011 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Bermuda — 0.8%
22,216	Seadrill, Ltd.[2]	$773,297

	Panama — 0.7%
10,900	Copa Holdings SA — Class A	715,149

	Greece — 0.6%
49,064	Public Power Corp.	603,922

	Hong Kong — 0.6%
250,000	CNOOC, Ltd.	555,225

	Sweden — 0.6%
21,130	Assa Abloy AB — Class B2	542,498

	Mexico — 0.5%
7,000	Fomento Economico Mexicano SAB de CV Series B, Sponsored ADR	506,590

	TOTAL COMMON STOCKS (Cost $80,333,622)	94,198,434

Face
Amount

REPURCHASE AGREEMENT* — 3.0%
$2,869,074	With State Street Bank and Trust Co., dated 7/29/11, 0.01%, principal and interest in the amount of $2,869,076 due 8/1/11 (collateralized by a FNR security with a par value of $2,883,769 coupon rate of 3.000%, due 11/25/40, market value of $2,927,553)	2,869,074

	TOTAL REPURCHASE AGREEMENT (Cost $2,869,074)	2,869,074

INVESTMENTS OF SECURITY LENDING COLLATERAL* — 4.3%
4,135,588	State Street Navigator Securities Lending Prime Portfolio	4,135,588

	TOTAL INVESTMENTS OF SECURITY LENDING COLLATERAL (Cost $4,135,588)	4,135,588

TOTAL INVESTMENTS (Cost $87,338,284)[3]	104.8%	$101,203,096
LIABILITIES IN EXCESS OF OTHER ASSETS	(4.8)	(4,626,694)

NET ASSETS	100.0%	$96,576,402

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2011 — (Unaudited)

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Aggregate cost for federal tax purposes was $89,748,275.
Abbreviations:
ADR — American Depositary Receipt
FNR — Federal National Mortgage Association REMIC

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2011 — (Unaudited)

Shares		Value

COMMON STOCKS* — 99.5%

	Air Freight & Logistics — 1.1%
43,388	Pacer International, Inc.[1,2]	$231,692

	Biotechnology — 2.6%
43,144	Nabi Biopharmaceuticals[1,2]	84,994
29,400	Neurocrine Biosciences, Inc.[1,2]	227,262
29,000	Rigel Pharmaceuticals, Inc.[1,2]	252,010

		564,266

	Capital Markets — 0.5%
13,395	BGC Partners, Inc. — Class A	109,705

	Chemicals — 1.6%
21,511	PolyOne Corp.	333,420

	Commercial Banks — 0.4%
2,040	UMB Financial Corp.	84,660

	Commercial Services & Supplies — 1.8%
7,487	Deluxe Corp.	176,244
11,193	Sykes Enterprises, Inc.[1]	216,025

		392,269

	Communications Equipment — 3.0%
18,223	Arris Group, Inc.[1]	218,676
7,796	Comtech Telecommunications Corp.	210,102
12,364	Oplink Communications, Inc.[1,2]	208,704

		637,482

	Computers & Peripherals — 0.9%
31,693	Cray, Inc.[1,2]	191,426

	Consumer Finance — 3.5%
4,709	Cash America International, Inc.	263,516
10,009	Ezcorp, Inc. — Class A1	333,099
2,326	World Acceptance Corp.[1]	148,213

		744,828

	Containers & Packaging — 0.8%
2,783	Rock-Tenn Co. — Class A	171,043

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2011 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Diversified Consumer Services — 1.9%
4,151	Coinstar, Inc.[1,2]	$202,818
4,853	Sotheby’s	205,524

		408,342

	Diversified Telecommunication Services — 0.4%
4,439	NTELOS Holdings Corp.	86,205

	Electric Utilities — 1.1%
7,187	El Paso Electric Co.	240,405

	Electrical Equipment — 1.8%
5,628	Belden, Inc.	207,392
13,548	GT Solar International, Inc.[1,2]	184,795

		392,187

	Electronic Equipment, Instruments & Components — 3.9%
3,397	Anixter International, Inc.	212,041
26,984	Brightpoint, Inc.[1,2]	245,285
7,675	Cognex Corp.	260,566
7,676	Newport Corp.[1,2]	119,285

		837,177

	Food & Staples Retailing — 1.1%
5,345	Casey’s General Stores, Inc.	240,525

	Food Products — 2.8%
12,305	B&G Foods, Inc.	231,211
13,965	Darling International, Inc.[1,2]	235,729
4,297	Hain Celestial Group, Inc.[1]	138,922

		605,862

	Health Care Equipment & Supplies — 6.9%
20,767	ABIOMED, Inc.[1]	342,863
9,309	Align Technology, Inc.[1]	204,705
3,872	Analogic Corp.	208,275
6,199	Arthrocare Corp.[1,2]	204,877
19,894	OraSure Technologies, Inc.[1,2]	183,025
11,551	SurModics, Inc.[1,2]	127,061
11,684	Synovis Life Technologies, Inc.[1,2]	194,772

		1,465,578

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2011 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Health Care Providers & Services — 2.6%
31,005	AMN Healthcare Services, Inc.[1,2]	$249,900
8,829	PSS World Medical, Inc.[1,2]	211,278
2,204	WellCare Health Plans, Inc.[1]	96,646

		557,824

	Health Care Technology — 1.2%
15,233	Omnicell, Inc.[1,2]	260,637

	Hotels, Restaurants & Leisure — 4.0%
8,118	Cheesecake Factory, Inc. (The)[1,2]	234,042
4,031	DineEquity, Inc.[1,2]	210,015
3,477	Papa John’s International, Inc.[1,2]	108,517
33,156	Ruth’s Hospitality Group, Inc.[1,2]	190,647
2,430	Vail Resorts, Inc.	111,173

		854,394

	Insurance — 0.5%
4,757	Tower Group, Inc.	108,745

	Internet Software & Services — 2.9%
5,516	Ancestry.com, Inc.[1,2]	196,425
12,858	IntraLinks Holdings, Inc.[1]	196,470
12,636	Valueclick, Inc.[1,2]	228,206

		621,101

	IT Services — 3.7%
6,859	CSG Systems International, Inc.[1]	121,816
11,027	Heartland Payment Systems, Inc.	232,008
4,900	Mantech International Corp.	199,920
11,370	TeleTech Holdings, Inc.[1,2]	225,012

		778,756

	Leisure Equipment & Products — 2.3%
11,420	Brunswick Corp.	249,299
6,045	Jakks Pacific, Inc.[1]	105,485
5,000	Sturm Ruger & Co., Inc.	136,600

		491,384

	Life Sciences Tools & Services — 2.0%
10,930	AMAG Pharmaceuticals, Inc.[1,2]	161,873
32,574	Caliper Life Sciences, Inc.[1,2]	265,478

		427,351

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2011 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Machinery — 1.8%
9,503	Barnes Group, Inc.	$231,398
6,648	Trimas Corp.[1,2]	159,353

		390,751

	Media — 1.0%
7,554	Valassis Communications, Inc.[1]	202,447

	Metals & Mining — 1.1%
16,658	Noranda Aluminum Holding Corp.[1]	231,213

	Oil, Gas & Consumable Fuels — 4.3%
5,265	CVR Energy, Inc.[1,2]	141,365
16,048	Petroquest Energy, Inc.[1]	130,470
12,693	Stone Energy Corp.[1,2]	412,015
8,496	W&T Offshore, Inc.	230,242

		914,092

	Personal Products — 1.5%
5,572	Medifast, Inc.[1,2]	107,540
5,613	Nu Skin Enterprises, Inc. — Class A	210,712

		318,252

	Pharmaceuticals — 3.0%
11,685	Impax Laboratories, Inc.[1,2]	247,489
18,637	Medicines Co. (The)[1]	279,182
5,750	Viropharma, Inc.[1]	103,960

		630,631

	Professional Services — 1.0%
7,269	Insperity, Inc.	212,400

	Real Estate Investment Trusts — 7.2%
12,227	CBL & Associates Properties, Inc.	217,151
4,649	Entertainment Properties Trust	216,132
6,609	Highwoods Properties, Inc.	227,548
5,202	Kilroy Realty Corp.	200,693
8,465	LaSalle Hotel Properties	211,710
4,934	National Health Investors, Inc.	224,448
5,354	Post Properties, Inc.	227,009

		1,524,691

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2011 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Road & Rail — 0.5%
2,929	Old Dominion Freight Line, Inc.[1]	$108,519

	Semiconductors & Semiconductor Equipment — 7.4%
11,352	ATMI, Inc.[1]	211,715
29,847	Entegris, Inc.[1,2]	255,789
7,815	FEI Co.[1,2]	258,207
28,617	Integrated Device Technology, Inc.[1,2]	195,740
14,948	IXYS Corp.[1]	203,891
15,315	Lattice Semiconductor Corp.[1,2]	94,953
18,286	Rudolph Technologies, Inc.[1]	157,077
4,822	Veeco Instruments, Inc.[1,2]	191,867

		1,569,239

	Software — 4.3%
7,380	Jack Henry & Associates, Inc.	213,651
3,575	JDA Software Group, Inc.[1]	99,957
15,836	Monotype Imaging Holdings, Inc.[1]	216,953
14,660	Take-Two Interactive Software, Inc.[1]	197,763
18,347	TeleNav, Inc.[1,2]	184,021

		912,345

	Specialty Retail — 6.6%
7,812	ANN, Inc.[1,2]	202,643
5,116	Childrens Place[1,2]	247,205
10,897	Express, Inc.	244,529
12,323	Finish Line, Inc. (The) — Class A	262,480
5,661	Jos. A. Bank Clothiers, Inc.[1,2]	290,466
14,734	Pier 1 Imports, Inc.[1,2]	161,927

		1,409,250

	Textiles, Apparel & Luxury Goods — 1.6%
4,580	Iconix Brand Group, Inc.[1,2]	106,851
4,279	Warnaco Group (The), Inc.[1,2]	228,071

		334,922

	Thrifts & Mortgage Finance — 1.0%
16,262	Walker & Dunlop, Inc.[1,2]	210,268

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2011 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Trading Companies & Distributors — 1.9%
6,303	Applied Industrial Techologies, Inc.	$201,192
7,864	DXP Enterprises, Inc.[1,2]	213,822

		415,014

	TOTAL COMMON STOCKS (Cost $18,844,083)	21,221,298

Face
Amount

REPURCHASE AGREEMENT* — 0.5%
$112,532	With State Street Bank and Trust Co., dated 7/29/11, 0.01%, principal and interest in the amount of $112,532, due 8/1/11, (collateralized by a FNR security with a par value of $116,320, coupon rate of 3.000%, due 11/25/40, market value of $118,086)	112,532

	TOTAL REPURCHASE AGREEMENT (Cost $112,532)	112,532

INVESTMENTS OF SECURITY LENDING COLLATERAL* — 25.9%
5,533,375	State Street Navigator Securities Lending Prime Portfolio	5,533,375

	TOTAL INVESTMENTS OF SECURITY LENDING COLLATERAL (Cost $5,533,375)	5,533,375

TOTAL INVESTMENTS (Cost $24,489,990)[3]	125.9%	$26,867,205
LIABILITIES IN EXCESS OF OTHER ASSETS	(25.9)	(5,533,622)

NET ASSETS	100.0%	$21,333,583

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Aggregate cost for federal tax purposes was $24,486,804.
Abbreviations:
FNR – Federal National Mortgage Association REMIC

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Large Cap 100 Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2011 — (Unaudited)

Shares		Value

COMMON STOCKS* — 99.5%

	Aerospace & Defense — 2.9%
13,800	General Dynamics Corp.	$940,332
18,132	ITT Corp.	967,161
15,398	Northrop Grumman Corp.	931,733

		2,839,226

	Auto Components — 0.6%
11,947	TRW Automotive Holdings Corp.[1]	602,965

	Beverages — 1.0%
22,086	Molson Coors Brewing Co. — Class B	994,974

	Biotechnology — 2.7%
17,802	Amgen, Inc.[1]	973,769
15,840	Biogen Idec, Inc.[1]	1,613,621

		2,587,390

	Capital Markets — 1.2%
5,814	Ameriprise Financial, Inc.	314,537
26,009	Raymond James Financial, Inc.	826,046

		1,140,583

	Chemicals — 1.6%
15,837	Eastman Chemical Co.	1,529,696

	Commercial Services & Supplies — 0.8%
25,903	Waste Management, Inc.	815,685

	Communications Equipment — 1.8%
49,003	Corning, Inc.	779,638
9,800	F5 Networks, Inc.[1]	916,104

		1,695,742

	Computers & Peripherals — 5.2%
4,640	Apple, Inc.[1]	1,811,827
56,368	EMC Corp.[1]	1,470,078
15,060	Hewlett-Packard Co.	529,510
35,779	Western Digital Corp.[1]	1,232,944

		5,044,359

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Large Cap 100 Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2011 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Construction & Engineering — 3.0%
18,805	Chicago Bridge & Iron Co. NV	$775,706
16,826	Fluor Corp.	1,068,956
28,335	KBR, Inc.	1,010,143

		2,854,805

	Consumer Finance — 2.5%
28,086	American Express Co.	1,405,424
14,764	Capital One Financial Corp.	705,719
13,194	Discover Financial Services	337,898

		2,449,041

	Diversified Financial Services — 2.5%
14,154	JPMorgan Chase & Co.	572,529
26,044	Moody’s Corp.	927,427
39,793	Nasdaq Stock Market, Inc. (The)[1]	957,818

		2,457,774

	Diversified Telecommunication Services — 1.0%
32,556	AT&T, Inc.	952,589

	Electric Utilities — 1.6%
7,755	Entergy Corp.	518,034
22,533	Exelon Corp.	993,029

		1,511,063

	Energy Equipment & Services — 3.9%
45,604	Nabors Industries, Ltd.[1]	1,204,402
17,951	National Oilwell Varco, Inc.	1,446,312
52,209	Weatherford International, Ltd.[1]	1,144,421

		3,795,135

	Food & Staples Retailing — 4.0%
26,932	CVS Caremark Corp.	978,978
40,963	Kroger Co. (The)	1,018,750
18,974	Wal-Mart Stores, Inc.	1,000,120
22,652	Walgreen Co.	884,334

		3,882,182

	Food Products — 1.3%
42,236	Hormel Foods Corp.	1,223,577

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Large Cap 100 Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2011 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Health Care Equipment & Supplies — 0.5%
10,380	St Jude Medical, Inc.	$482,670

	Health Care Providers & Services — 3.2%
8,783	Aetna, Inc.	364,407
24,076	AmerisourceBergen Corp.	922,351
23,996	CIGNA Corp.	1,194,281
25,895	Lincare Holdings, Inc.	662,653

		3,143,692

	Hotels, Restaurants & Leisure — 1.2%
30,062	Starbucks Corp.	1,205,186

	Independent Power Producers & Energy Traders — 1.0%
78,769	AES Corp. (The)[1]	969,646

	Industrial Conglomerates — 1.5%
52,690	General Electric Co.	943,678
10,918	Tyco International, Ltd.	483,558

		1,427,236

	Insurance — 3.2%
13,606	Aflac, Inc.	626,692
26,181	Lincoln National Corp.	693,797
46,943	Progressive Corp. (The)	923,838
15,279	Prudential Financial, Inc.	896,572

		3,140,899

	Internet Software & Services — 2.5%
50,206	eBay, Inc.[1]	1,644,247
59,522	Yahoo!, Inc.[1]	779,738

		2,423,985

	IT Services — 4.4%
19,178	Accenture PLC — Class A	1,134,187
13,750	Cognizant Technology Solutions Corp. — Class A1	960,712
59,326	Total System Services, Inc.	1,104,057
12,800	Visa, Inc. — Class A	1,094,912

		4,293,868

	Machinery — 0.9%
19,846	Timken Co. (The)	866,675

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Large Cap 100 Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2011 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Media — 4.4%
44,411	Comcast Corp. — Class A	$1,066,752
12,106	McGraw-Hill Cos. (The), Inc.	503,609
32,181	News Corp. — Class A	515,540
22,054	Omnicom Group, Inc.	1,034,774
6,551	Time Warner Cable, Inc.	480,254
13,142	Viacom, Inc. — Class B	636,336

		4,237,265

	Multi-Utilities — 2.1%
34,904	Ameren Corp.	1,005,933
31,159	Public Service Enterprise Group, Inc.	1,020,457

		2,026,390

	Office Electronics — 0.9%
96,259	Xerox Corp.	898,096

	Oil, Gas & Consumable Fuels — 8.9%
9,212	Chevron Corp.	958,232
17,278	ConocoPhillips	1,243,843
12,777	Exxon Mobil Corp.	1,019,477
18,599	Marathon Oil Corp.	576,011
19,828	Marathon Petroleum Corp.[1]	868,268
13,281	Murphy Oil Corp.	852,906
24,474	Sunoco, Inc.	994,868
49,210	Valero Energy Corp.	1,236,155
26,251	Williams Cos., Inc.	832,157

		8,581,917

	Paper & Forest Products — 2.1%
8,963	Domtar Corp.	716,592
16,955	International Paper Co.	503,564
26,603	MeadWestvaco Corp.	828,417

		2,048,573

	Personal Products — 1.7%
28,674	Herbalife, Ltd.	1,597,715

	Pharmaceuticals — 6.5%
37,028	Bristol-Myers Squibb Co.	1,061,223
22,948	Eli Lilly & Co.	878,908
37,824	Endo Pharmaceuticals Holdings, Inc.[1]	1,408,944

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Large Cap 100 Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2011 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Pharmaceuticals — (Continued)

33,806	Forest Laboratories, Inc.[1,2]	$1,252,850
27,455	Medicis Pharmaceutical Corp. — Class A	1,020,777
36,534	Pfizer, Inc.	702,914

		6,325,616

	Real Estate Investment Trusts — 2.2%
26,746	Hospitality Properties Trust	675,337
24,072	Kimco Realty Corp.	458,090
8,540	Simon Property Group, Inc.	1,029,155

		2,162,582

	Real Estate Management & Development — 0.7%
32,472	CB Richard Ellis Group, Inc. — Class A1	707,890

	Road & Rail — 1.7%
20,673	CSX Corp.	507,935
19,681	Ryder System, Inc.	1,108,434

		1,616,369

	Semiconductors & Semiconductor Equipment — 3.1%
26,245	Analog Devices, Inc.	902,828
46,442	Intel Corp.	1,037,050
68,301	Marvell Technology Group, Ltd.[1]	1,012,221

		2,952,099

	Software — 2.8%
76,314	Activision Blizzard, Inc.	903,558
36,642	Microsoft Corp.	1,003,991
43,828	Symantec Corp.[1]	835,361

		2,742,910

	Specialty Retail — 4.2%
10,873	Bed Bath & Beyond, Inc.[1]	635,962
36,571	PetSmart, Inc.	1,573,284
14,322	Ross Stores, Inc.	1,085,178
13,749	TJX Cos., Inc. (The)	760,320

		4,054,744

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Large Cap 100 Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2011 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Tobacco — 2.2%
15,055	Philip Morris International, Inc.	$1,071,464
29,348	Reynolds American, Inc.	1,033,050

		2,104,514

	TOTAL COMMON STOCKS (Cost $77,676,673)	96,387,323

Face
Amount

REPURCHASE AGREEMENT* — 0.4%
$389,303	With State Street Bank and Trust Co., dated 7/29/11, 0.01%, principal and interest in the amount of $389,303, due 8/1/11 (collateralized by a FNR security with a par value of $392,580, coupon rate of 3.000%, due 11/25/40, market value of $398,541)	389,303

	TOTAL REPURCHASE AGREEMENT (Cost $389,303)	389,303

INVESTMENT OF SECURITY LENDING COLLATERAL* — 1.3%
1,284,628	State Street Navigator Securities Lending Prime Portfolio	1,284,628

	TOTAL INVESTMENTS OF SECURITY LENDING COLLATERAL (Cost $1,284,628)	1,284,628

TOTAL INVESTMENTS (Cost $79,350,604)[3]	101.2%	$98,061,254
LIABILITIES IN EXCESS OF OTHER ASSETS	(1.2)	(1,183,423)

NET ASSETS	100.0%	$96,877,831

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Aggregate cost for federal tax purposes was $79,348,191.
Abbreviations:
FNR — Federal National Mortgage Association REMIC

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2011 — (Unaudited)

Shares		Value

COMMON STOCKS* — 99.4%

	Aerospace & Defense — 3.1%
6,902	Honeywell International, Inc.	$366,496
11,407	Lockheed Martin Corp.	863,852
9,946	United Technologies Corp.	823,927

		2,054,275

	Beverages — 2.0%
47,490	Coca-Cola Enterprises, Inc.	1,334,944

	Biotechnology — 1.5%
9,774	Biogen Idec, Inc.[1]	995,677

	Chemicals — 1.6%
7,071	CF Industries Holdings, Inc.	1,098,268

	Communications Equipment — 2.7%
11,244	F5 Networks, Inc.[1]	1,051,089
27,835	Polycom, Inc.[1]	752,380

		1,803,469

	Computers & Peripherals — 7.0%
3,746	Apple, Inc.[1]	1,462,738
50,176	EMC Corp.[1]	1,308,590
72,965	NCR Corp.[1]	1,455,652
10,302	NetApp, Inc.[1]	489,551

		4,716,531

	Construction & Engineering — 2.2%
35,505	Chicago Bridge & Iron Co. NV	1,464,581

	Diversified Financial Services — 1.0%
18,554	Moody’s Corp.	660,708

	Energy Equipment & Services — 4.1%
51,518	Nabors Industries, Ltd.[1]	1,360,590
61,907	Weatherford International, Ltd.[1]	1,357,002

		2,717,592

	Food & Staples Retailing — 3.6%
23,017	Wal-Mart Stores, Inc.	1,213,226
31,449	Walgreen Co.	1,227,769

		2,440,995

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2011 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Food Products — 2.0%
46,504	Hormel Foods Corp.	$1,347,221

	Health Care Equipment & Supplies — 0.7%
10,191	St Jude Medical, Inc.	473,881

	Health Care Providers & Services — 4.4%
16,000	AmerisourceBergen Corp.	612,960
14,821	Cardinal Health, Inc.	648,567
39,942	Lincare Holdings, Inc.	1,022,116
4,196	McKesson Corp.	340,379
5,351	Medco Health Solutions, Inc.[1]	336,471

		2,960,493

	Hotels, Restaurants & Leisure — 3.6%
53,179	Brinker International, Inc.	1,277,359
29,118	Starbucks Corp.	1,167,341

		2,444,700

	Internet Software & Services — 2.9%
28,004	Akamai Technologies, Inc.[1]	678,257
38,335	eBay, Inc.[1]	1,255,471

		1,933,728

	IT Services — 4.0%
18,671	Cognizant Technology Solutions Corp. — Class A1	1,304,543
16,369	Visa, Inc. — Class A	1,400,204

		2,704,747

	Machinery — 5.3%
13,326	Deere & Co.	1,046,224
20,378	Dover Corp.	1,232,258
6,450	Kennametal, Inc.	254,323
24,185	Timken Co. (The)	1,056,159

		3,588,964

	Media — 3.4%
20,155	DIRECTV — Class A1	1,021,455
8,063	McGraw-Hill Cos. (The), Inc.	335,421
19,619	Omnicom Group, Inc.	920,524

		2,277,400

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2011 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Metals & Mining — 2.4%
6,549	Cliffs Natural Resources, Inc.	$588,231
18,751	Freeport-McMoran Copper & Gold Inc.	993,053

		1,581,284

	Multi-line Retail — 0.7%
6,811	Dollar Tree, Inc.[1]	451,093

	Oil, Gas & Consumable Fuels — 8.2%
18,410	ConocoPhillips	1,325,336
16,855	Exxon Mobil Corp.	1,344,861
16,352	HollyFrontier Corp.	1,232,777
50,802	Williams Cos., Inc.	1,610,423

		5,513,397

	Paper & Forest Products — 1.3%
29,017	International Paper Co.	861,805

	Personal Products — 2.0%
23,524	Herbalife, Ltd.	1,310,757

	Pharmaceuticals — 5.4%
36,675	Eli Lilly & Co.	1,404,653
54,205	Mylan, Inc.[1]	1,234,790
15,047	Watson Pharmaceuticals, Inc.[1]	1,010,105

		3,649,548

	Real Estate Investment Trusts — 1.4%
35,207	Apartment Investment & Management Co. — Class A	961,151

	Semiconductors & Semiconductor Equipment — 4.6%
91,017	Applied Materials, Inc.	1,121,329
54,360	Intel Corp.	1,213,859
52,370	NVIDIA Corp.[1]	724,277

		3,059,465

	Software — 8.3%
86,467	Activision Blizzard, Inc.	1,023,769
22,979	Autodesk, Inc.[1]	790,478
37,500	CA, Inc.	836,250
15,350	Electronic Arts, Inc.[1]	341,537
50,154	Microsoft Corp.	1,374,220

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2011 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Software — (Continued)

28,136	Red Hat, Inc.[1]	$1,183,963

		5,550,217

	Specialty Retail — 4.6%
4,416	Bed Bath & Beyond, Inc.[1]	258,292
31,589	PetSmart, Inc.	1,358,959
5,398	Ross Stores, Inc.	409,006
19,232	TJX Cos., Inc. (The)	1,063,530

		3,089,787

	Textiles, Apparel & Luxury Goods — 1.5%
15,348	Coach, Inc.	990,867

	Tobacco — 3.9%
44,232	Altria Group, Inc.	1,163,302
20,077	Philip Morris International, Inc.	1,428,880

		2,592,182

	TOTAL COMMON STOCKS (Cost $56,646,577)	66,629,727

Face
Amount

REPURCHASE AGREEMENT* — 0.6%
$426,061	With State Street Bank and Trust Co., dated 7/29/11, 0.01%, principal and interest in the amount of $426,061, due 8/1/11, (collateralized by a FNR security with a par value of $431,354, coupon rate of 3.000%, due 11/25/40, market value of $437,903)	426,061

	TOTAL REPURCHASE AGREEMENT (Cost $426,061)	426,061

TOTAL INVESTMENTS (Cost $57,072,638)[2]	100.0%	$67,055,788
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.0)	(14,137)

NET ASSETS	100.0%	$67,041,651

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Aggregate cost for federal tax purposes was $57,053,229.
Abbreviations:
FNR — Federal National Mortgage Association REMIC

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2011 — (Unaudited)

Shares		Value

COMMON STOCKS* — 90.9%

	Aerospace & Defense — 0.9%
1,560	General Dynamics Corp.	$106,299

	Air Freight & Logistics — 0.2%
320	FedEx Corp.[1]	27,802

	Airlines — 0.4%
4,560	Southwest Airlines Co.	45,418

	Auto Components — 1.2%
740	Autoliv, Inc.[1]	48,959
1,660	TRW Automotive Holdings Corp.[1,2]	83,780

		132,739

	Beverages — 0.5%
2,640	Constellation Brands, Inc.[1,2]	53,830

	Biotechnology — 1.0%
5,500	Myriad Genetics, Inc.[1,2]	116,985

	Capital Markets — 1.6%
1,620	Ameriprise Financial, Inc.	87,642
3,100	Raymond James Financial, Inc.[1]	98,456

		186,098

	Chemicals — 5.0%
1,060	Cabot Corp.	41,446
500	CF Industries Holdings, Inc.	77,660
720	Eastman Chemical Co.	69,545
2,140	EI du Pont de Nemours & Co.	110,038
940	Innospec, Inc.[2]	30,193
1,140	Minerals Technologies, Inc.[1]	73,849
540	NewMarket Corp.[1]	88,571
980	PPG Industries, Inc.[1]	82,516

		573,818

	Commercial Banks — 1.8%
11,520	Huntington Bancshares, Inc.	69,638
10,420	KeyCorp	83,777
2,600	PacWest Bancorp[1]	51,610

		205,025

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2011 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Commercial Services & Supplies — 1.7%
5,017	R.R. Donnelley & Sons Co.[1]	$94,369
10,160	Steelcase, Inc. — Class A1	100,889

		195,258

	Communications Equipment — 0.7%
5,160	Corning, Inc.	82,096

	Computers & Peripherals — 2.6%
460	Apple, Inc.[2]	179,621
7,300	Dell, Inc.[2]	118,552

		298,173

	Construction & Engineering — 1.8%
3,060	KBR, Inc.	109,089
2,340	URS Corp.[2]	95,542

		204,631

	Consumer Finance — 2.7%
680	Capital One Financial Corp.[1]	32,504
3,560	Ezcorp, Inc. — Class A2	118,477
1,280	First Cash Financial Services, Inc.[1,2]	55,386
1,680	World Acceptance Corp.[1,2]	107,049

		313,416

	Diversified Consumer Services — 1.0%
2,660	Career Education Corp.[1,2]	60,356
620	ITT Educational Services, Inc.[1,2]	53,115

		113,471

	Electric Utilities — 2.0%
3,460	El Paso Electric Co.	115,737
2,480	Exelon Corp.[1]	109,294

		225,031

	Electronic Equipment, Instruments & Components — 2.0%
9,540	AVX Corp.[1]	132,797
5,040	Jabil Circuit, Inc.[1]	92,282

		225,079

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2011 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Energy Equipment & Services — 1.6%
1,120	Halliburton Co.	$61,298
1,460	National Oilwell Varco, Inc.	117,632

		178,930

	Food & Staples Retailing — 0.9%
100	Costco Wholesale Corp.	7,825
4,680	Safeway, Inc.[1]	94,396

		102,221

	Food Products — 1.0%
1,840	Hormel Foods Corp.[1]	53,305
3,340	Tyson Foods, Inc. — Class A	58,650

		111,955

	Health Care Equipment & Supplies — 0.9%
1,780	Zimmer Holdings, Inc.[2]	106,836

	Health Care Providers & Services — 3.0%
2,600	Aetna, Inc.	107,874
2,740	Cardinal Health, Inc.	119,902
2,240	CIGNA Corp.	111,485

		339,261

	Hotels, Restaurants & Leisure — 3.0%
2,160	Brinker International, Inc.	51,883
3,640	Cheesecake Factory, Inc. (The)[1,2]	104,941
2,380	Starbucks Corp.	95,414
2,620	Wyndham Worldwide Corp.[1]	90,626

		342,864

	Household Durables — 0.4%
2,220	American Greetings Corp. — Class A1	49,217

	Insurance — 3.3%
1,080	Aflac, Inc.	49,745
1,940	American Financial Group, Inc.	65,921
3,480	Principal Financial Group, Inc.	96,152
2,900	Progressive Corp. (The)	57,072
1,820	Prudential Financial, Inc.	106,798

		375,688

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2011 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Internet Software & Services — 3.2%
4,800	eBay, Inc.[2]	$157,200
14,120	United Online, Inc.[1]	84,296
6,920	Valueclick, Inc.[1,2]	124,975

		366,471

	IT Services — 3.4%
2,500	Amdocs, Ltd.[2]	78,825
3,320	Genpact, Ltd.[2]	54,780
8,940	SAIC, Inc.[1,2]	143,308
5,340	TeleTech Holdings, Inc.[1,2]	105,679

		382,592

	Leisure Equipment & Products — 0.7%
4,580	Jakks Pacific, Inc.[1,2]	79,921

	Life Sciences Tools & Services — 2.2%
5,060	Pharmaceutical Product Development, Inc.	145,880
1,740	Thermo Fisher Scientific, Inc.[2]	104,556

		250,436

	Machinery — 1.6%
1,720	AGCO Corp.[2]	81,562
2,220	Timken Co. (The)	96,948

		178,510

	Media — 3.7%
4,240	CBS Corp. — Class B	116,049
4,400	Comcast Corp. — Class A	105,688
2,240	DIRECTV — Class A2	113,523
9,380	Interpublic Group of Cos., Inc. (The)	92,018

		427,278

	Metals & Mining — 0.5%
2,540	Worthington Industries, Inc.[1]	53,264

	Multi-line Retail — 1.7%
1,678	Dollar Tree, Inc.[2]	111,134
2,920	Macy’s, Inc.	84,300

		195,434

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2011 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Multi-Utilities — 2.8%
2,520	Alliant Energy Corp.	$99,313
5,140	NiSource, Inc.[1]	103,468
3,600	NorthWestern Corp.[1]	115,272

		318,053

	Oil, Gas & Consumable Fuels — 6.7%
1,560	Chevron Corp.	162,271
1,540	ConocoPhillips	110,865
600	Devon Energy Corp.	47,220
1,420	Exxon Mobil Corp.	113,302
3,420	Marathon Oil Corp.	105,917
960	Peabody Energy Corp.	55,171
2,520	Tesoro Corp.[1,2]	61,211
4,320	Valero Energy Corp.	108,518

		764,475

	Paper & Forest Products — 2.0%
1,100	Domtar Corp.	87,945
3,417	International Paper Co.	101,485
1,420	MeadWestvaco Corp.	44,219

		233,649

	Personal Products — 1.6%
3,720	Medifast, Inc.[1,2]	71,796
3,040	Nu Skin Enterprises, Inc. — Class A1	114,122

		185,918

	Pharmaceuticals — 2.6%
3,140	Forest Laboratories, Inc.[2]	116,368
3,380	Medicis Pharmaceutical Corp. — Class A1	125,669
3,040	Viropharma, Inc.[1,2]	54,963

		297,000

	Professional Services — 1.0%
5,120	Korn/Ferry International[1,2]	110,285

	Real Estate Investment Trusts — 2.2%
4,300	Apartment Investment & Management Co. — Class A	117,390
3,340	CBL & Associates Properties, Inc.[1]	59,318
7,120	U-Store-It Trust	75,828

		252,536

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2011 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Road & Rail — 0.9%
4,160	Werner Enterprises, Inc.	$97,968

	Semiconductors & Semiconductor Equipment — 4.5%
2,960	Analog Devices, Inc.	101,824
6,960	Applied Materials, Inc.	85,747
6,660	Intel Corp.	148,718
5,380	Intersil Corp. — Class A1	64,829
7,660	Marvell Technology Group, Ltd.[1,2]	113,521

		514,639

	Software — 3.7%
9,860	Activision Blizzard, Inc.	116,743
4,500	CA, Inc.	100,350
9,740	Compuware Corp.[2]	94,088
4,100	Microsoft Corp.	112,340

		423,521

	Specialty Retail — 0.9%
2,820	Ltd. Brands, Inc.	106,765

	Textiles, Apparel & Luxury Goods — 1.5%
880	Coach, Inc.	56,813
800	PVH Corp.	57,240
1,000	Warnaco Group (The), Inc.[1,2]	53,300

		167,353

	Thrifts & Mortgage Finance — 1.1%
3,660	Astoria Financial Corp.[1]	42,639
5,620	Provident Financial Services, Inc.[1]	77,893

		120,532

	Tobacco — 0.5%
540	Lorillard, Inc.	57,359

	Wireless Telecommunication Services — 0.7%
2,640	Telephone & Data Systems, Inc.[1]	74,870

	TOTAL COMMON STOCKS (Cost $9,219,579)	10,370,970

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2011 — (Unaudited)

Face
Amount		Value

REPURCHASE AGREEMENT* — 7.9%
$899,293	With State Street Bank & Trust Co., dated 7/29/11, 0.01%, principal and interest in the amount of $899,294 due 8/1/11, (collateralized by a FNR security with a par value of $906,327, coupon rate of 3.000%, due 11/25/40, market value of $920,088)	$899,293

	TOTAL REPURCHASE AGREEMENTS (Cost $899,293)	899,293

INVESTMENT OF SECURITY LENDING COLLATERAL* — 28.5%
3,256,176	State Street Navigator Securities Lending Prime Portfolio	3,256,176

	TOTAL INVESTMENTS OF SECURITY LENDING COLLATERAL (Cost $3,256,176)	3,256,176

TOTAL LONG INVESTMENTS (Cost $13,375,048)	127.3%	$14,526,439

Shares

COMMON STOCKS SOLD SHORT* — (58.3)%

	Biotechnology — (2.3)%
(5,620)	Human Genome Sciences, Inc.[2]	(118,076)
(2,780)	Vertex Pharmaceuticals, Inc.[2]	(144,171)

		(262,247)

	Building Products — (0.6)%
(1,900)	Lennox International, Inc.	(70,262)

	Capital Markets — (3.2)%
(340)	Goldman Sachs Group, Inc. (The)	(45,890)
(900)	Greenhill & Co., Inc.	(39,636)
(3,015)	Northern Trust Corp.	(135,389)
(1,580)	Piper Jaffray Cos.[2]	(46,578)
(1,740)	T Rowe Price Group, Inc.	(98,832)

		(366,325)

	Chemicals — (0.5)%
(1,280)	Balchem Corp.	(56,026)

	Commercial Banks — (0.4)%
(1,280)	CIT Group, Inc.[2]	(50,867)

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2011 — (Unaudited)

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)

	Commercial Services & Supplies — (0.9)%
(2,500)	PHH Corp.[2]	$(46,900)
(2,640)	Rollins, Inc.	(50,398)

		(97,298)

	Communications Equipment — (2.7)%
(5,300)	Blue Coat Systems, Inc.[2]	(106,795)
(2,880)	Finisar Corp.[2]	(49,075)
(6,000)	Ixia[2]	(60,000)
(4,600)	Sycamore Networks, Inc.	(90,620)

		(306,490)

	Construction Materials — (1.4)%
(3,400)	Eagle Materials, Inc.	(84,490)
(2,260)	Vulcan Materials Co.	(77,495)

		(161,985)

	Containers & Packaging — (0.4)%
(1,760)	Packaging Corp. of America	(46,939)

	Electrical Equipment — (1.1)%
(2,680)	Acuity Brands, Inc.	(130,489)

	Electronic Equipment, Instruments & Components — (1.3)%
(4,440)	Checkpoint Systems, Inc.[2]	(69,708)
(2,220)	DTS, Inc.[2]	(77,078)

		(146,786)

	Energy Equipment & Services — (0.9)%
(1,300)	Lufkin Industries, Inc.	(105,924)

	Food Products — (0.6)%
(3,380)	Snyders-Lance, Inc.	(68,986)

	Gas Utilities — (1.1)%
(1,380)	New Jersey Resources Corp.	(60,182)
(1,400)	Northwest Natural Gas Co.	(62,454)

		(122,636)

	Health Care Equipment & Supplies — (1.5)%
(6,900)	DexCom, Inc.[2]	(97,842)
(3,780)	NxStage Medical, Inc.[2]	(69,552)

		(167,394)

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2011 — (Unaudited)

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)

	Health Care Providers & Services — (0.9)%
(5,420)	Emeritus Corp.[2]	$(106,503)

	Hotels, Restaurants & Leisure — (3.5)%
(1,440)	Bally Technologies, Inc.[2]	(56,779)
(1,600)	Choice Hotels International, Inc.	(48,784)
(5,060)	International Speedway Corp. — Class A	(141,528)
(2,180)	Jack In The Box, Inc.[2]	(49,530)
(3,960)	Pinnacle Entertainment, Inc.[2]	(57,143)
(1,460)	WMS Industries, Inc.[2]	(40,252)

		(394,016)

	Household Durables — (0.8)%
(3,960)	MDC Holdings, Inc.	(89,536)

	Industrial Conglomerates — (1.0)%
(1,320)	3M Co.	(115,025)

	Insurance — (2.9)%
(1,120)	AON Corp.	(53,894)
(1,120)	Enstar Group, Ltd.[2]	(118,317)
(300)	Markel Corp.[2]	(120,126)
(4,180)	Old Republic International Corp.	(43,639)

		(335,976)

	Internet & Catalog Retail — (0.5)%
(240)	Amazon.Com, Inc.[2]	(53,405)

	Internet Software & Services — (2.1)%
(1,220)	Equinix, Inc.[2]	(127,453)
(3,320)	RightNow Technologies, Inc.[2]	(112,681)

		(240,134)

	Leisure Equipment & Products — (0.8)%
(2,220)	Hasbro, Inc.	(87,823)

	Machinery — (1.0)%
(3,100)	Badger Meter, Inc.	(113,119)

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2011 — (Unaudited)

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)

	Media — (3.4)%
(2,280)	Arbitron, Inc.	$(89,194)
(4,480)	DreamWorks Animation SKG, Inc. — Class A2	(97,933)
(1,060)	Liberty Media Corp. — Capital Series A2	(84,598)
(1,780)	Morningstar, Inc.	(111,001)

		(382,726)

	Metals & Mining — (4.2)%
(1,460)	Carpenter Technology Corp.	(83,862)
(6,820)	Commercial Metals Co.	(98,958)
(1,120)	Compass Minerals International, Inc.	(88,189)
(2,020)	Schnitzer Steel Industries, Inc.	(102,596)
(5,840)	Titanium Metals Corp.	(103,894)

		(477,499)

	Oil, Gas & Consumable Fuels — (3.7)%
(2,960)	Brigham Exploration Co.[2]	(94,128)
(1,600)	Carrizo Oil & Gas, Inc.[2]	(61,440)
(600)	EOG Resources, Inc.	(61,200)
(2,360)	Gulfport Energy Corp.[2]	(86,046)
(1,660)	Petroleum Development Corp.[2]	(60,291)
(960)	Range Resources Corp.	(62,553)

		(425,658)

	Pharmaceuticals — (1.1)%
(3,380)	Salix Pharmaceuticals, Ltd.[2]	(131,077)

	Professional Services — (1.3)%
(1,980)	Dun & Bradstreet Corp. (The)	(143,649)

	Real Estate Investment Trusts — (1.0)%
(1,780)	Equity Lifestyle Properties, Inc.	(115,985)

	Semiconductors & Semiconductor Equipment — (2.5)%
(2,320)	Cymer, Inc.[2]	(102,150)
(2,740)	Netlogic Microsystems, Inc.[2]	(94,667)
(1,360)	Power Integrations, Inc.	(48,266)
(1,720)	Volterra Semiconductor Corp.[2]	(44,324)

		(289,407)

	Software — (3.7)%
(1,440)	Ariba, Inc.[2]	(47,621)
(2,220)	Bottomline Technologies, Inc.[2]	(51,704)
(1,380)	Rovi Corp.[2]	(73,098)

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2011 — (Unaudited)

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)
	Software — (Continued)

(480)	Salesforce.com, Inc.[2]	$(69,461)
(3,640)	Taleo Corp. — Class A2	(120,484)
(1,160)	Ultimate Software Group, Inc.[2]	(63,081)

		(425,449)

	Specialty Retail — (1.5)%
(23,200)	Bebe Stores, Inc.	(171,912)

	Textiles, Apparel & Luxury Goods — (0.4)%
(2,720)	Skechers U.S.A., Inc. — Class A2	(45,288)

	Thrifts & Mortgage Finance — (1.6)%
(4,860)	Capitol Federal Financial, Inc.	(55,598)
(12,100)	Hudson City Bancorp, Inc.	(99,825)
(1,700)	Washington Federal, Inc.	(28,747)

		(184,170)

	Water and Sewer — (1.5)%
(2,880)	American States Water Co.	(98,467)
(3,722)	California Water Service Group	(68,150)

		(166,617)

	TOTAL COMMON STOCKS SOLD SHORT (Cost $(6,873,363))	(6,655,628)

TOTAL SHORT INVESTMENTS (Proceeds $(6,873,363))	(58.3)%	$(6,655,628)

TOTAL INVESTMENTS (Cost $6,501,685)[3]	69.0%	$7,870,811
OTHER ASSETS IN EXCESS OF LIABILITIES	31.0	3,539,895

NET ASSETS	100.0%	$11,410,706

*	Percentages indicated are based on net assets.
[1]	Securities or partial securities on loan. See Note 1.
[2]	Non income-producing security.
[3]	Aggregate cost for federal tax purposes was $6,543,674.
Abbreviations:
FNR — Federal National Mortgage Association REMIC

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2011 — (Unaudited)

Shares		Value

COMMON STOCKS* — 124.2%

	Aerospace & Defense — 4.4%
5,520	Esterline Technologies Corp.[1]	$421,562
7,315	General Dynamics Corp.	498,444
6,820	L-3 Communications Holdings, Inc.	539,599
7,360	Northrop Grumman Corp.[2]	445,354

		1,904,959

	Airlines — 1.1%
47,190	Southwest Airlines Co.	470,012

	Beverages — 2.4%
18,920	Coca-Cola Enterprises, Inc.	531,841
25,532	Constellation Brands, Inc.[1,2]	520,598

		1,052,439

	Biotechnology — 1.2%
25,409	Myriad Genetics, Inc.[1,2,3]	540,449

	Capital Markets — 4.5%
9,960	Ameriprise Financial, Inc.	538,836
74,380	BGC Partners, Inc. — Class A2	609,172
15,120	Raymond James Financial, Inc.[2,3]	480,211
34,720	TICC Capital Corp.[2]	311,786

		1,940,005

	Chemicals — 2.6%
5,051	Eastman Chemical Co.	487,876
6,980	Minerals Technologies, Inc.[2]	452,165
2,000	PPG Industries, Inc.[2]	168,400

		1,108,441

	Commercial Banks — 2.1%
60,780	Huntington Bancshares, Inc.[2]	367,415
67,200	KeyCorp[2,3]	540,288

		907,703

	Commercial Services & Supplies — 2.7%
17,540	Corrections Corp. of America[1]	376,409
21,820	R.R. Donnelley & Sons Co.[2]	410,434
20,000	Sykes Enterprises, Inc.[1,2]	386,000

		1,172,843

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2011 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Communications Equipment — 1.7%
33,825	Corning, Inc.	$538,156
4,840	Harris Corp.[2]	192,971

		731,127

	Computers & Peripherals — 4.6%
1,440	Apple, Inc.[1]	562,292
32,400	Dell, Inc.[1]	526,176
13,920	Hewlett-Packard Co.	489,427
11,646	Western Digital Corp.[1,2]	401,321

		1,979,216

	Construction & Engineering — 2.9%
14,180	Aecom Technology Corp.[1,2]	350,813
16,580	KBR, Inc.	591,077
8,020	URS Corp.[1]	327,457

		1,269,347

	Consumer Finance — 3.4%
3,980	Capital One Financial Corp.	190,244
6,580	Cash America International, Inc.	368,217
11,520	Ezcorp, Inc. — Class A1	383,385
8,400	World Acceptance Corp.[1,2]	535,248

		1,477,094

	Diversified Consumer Services — 0.3%
1,440	ITT Educational Services, Inc.[1,2,3]	123,365

	Diversified Telecommunication Services — 1.3%
18,680	AT&T, Inc.	546,577

	Electric Utilities — 3.2%
17,000	El Paso Electric Co.[2]	568,650
12,235	Exelon Corp.[2]	539,196
12,000	Portland General Electric Co.	297,360

		1,405,206

	Electronic Equipment, Instruments & Components — 3.6%
12,220	Arrow Electronics, Inc.[1,2]	424,645
33,020	AVX Corp.[2,3]	459,638
21,025	Jabil Circuit, Inc.[2]	384,968
6,000	Tech Data Corp.[1,2]	280,020

		1,549,271

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2011 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Energy Equipment & Services — 2.6%
8,384	Baker Hughes, Inc.	$648,754
5,830	National Oilwell Varco, Inc.	469,723

		1,118,477

	Food & Staples Retailing — 2.9%
4,100	BJ’s Wholesale Club, Inc.[1]	206,435
10,680	Kroger Co. (The)	265,611
20,440	Safeway, Inc.[2]	412,275
9,220	Walgreen Co.	359,949

		1,244,270

	Food Products — 2.0%
12,000	ConAgra Foods, Inc.	307,320
30,740	Tyson Foods, Inc. — Class A	539,794

		847,114

	Gas Utilities — 1.2%
13,100	AGL Resources, Inc.	534,480

	Health Care Equipment & Supplies — 2.4%
6,380	Cooper Cos., Inc. (The)[2]	488,006
9,040	Zimmer Holdings, Inc.[1]	542,581

		1,030,587

	Health Care Providers & Services — 3.1%
11,920	Aetna, Inc.	494,561
9,660	CIGNA Corp.	480,778
5,161	Humana, Inc.	384,907

		1,360,246

	Hotels, Restaurants & Leisure — 3.3%
4,800	Cheesecake Factory, Inc. (The)[1,2,3]	138,384
46,760	Ruby Tuesday, Inc.[1,2]	425,048
14,000	Starbucks Corp.	561,260
8,386	Wyndham Worldwide Corp.[2]	290,072

		1,414,764

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2011 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Insurance — 4.9%
16,320	American Financial Group, Inc.	$554,553
27,260	Progressive Corp. (The)[2]	536,477
9,120	Prudential Financial, Inc.	535,162
12,180	Torchmark Corp.[2]	491,950

		2,118,142

	Internet Software & Services — 2.7%
17,549	eBay, Inc.[1]	574,730
32,689	Valueclick, Inc.[1,2]	590,363

		1,165,093

	IT Services — 3.6%
17,660	Amdocs, Ltd.[1]	556,820
29,980	SAIC, Inc.[1,2]	480,579
27,300	TeleTech Holdings, Inc.[1,2]	540,267

		1,577,666

	Life Sciences Tools & Services — 2.6%
20,840	Pharmaceutical Product Development, Inc.	600,817
8,860	Thermo Fisher Scientific, Inc.[1]	532,398

		1,133,215

	Machinery — 2.1%
10,440	AGCO Corp.[1,2]	495,065
9,820	Timken Co. (The)	428,839

		923,904

	Media — 5.9%
15,180	CBS Corp. — Class B	415,477
20,720	Comcast Corp. — Class A	497,694
10,900	DIRECTV — Class A1	552,412
10,640	Interpublic Group of Cos., Inc. (The)	104,378
29,080	News Corp. — Class A	465,862
14,241	Time Warner, Inc.	500,714

		2,536,537

	Metals & Mining — 0.5%
10,000	Worthington Industries, Inc.[2,3]	209,700

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2011 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Multi-line Retail — 2.5%
8,375	Dollar Tree, Inc.[1]	$554,676
18,740	Macy’s, Inc.[3]	541,024

		1,095,700

	Multi-Utilities — 2.2%
12,940	Alliant Energy Corp.[2]	509,965
14,300	NorthWestern Corp.[2]	457,886

		967,851

	Oil, Gas & Consumable Fuels — 10.0%
5,805	Chevron Corp.	603,836
7,532	ConocoPhillips	542,229
6,680	Exxon Mobil Corp.	532,997
17,780	Marathon Oil Corp.	550,647
10,450	Marathon Petroleum Corp.[1]	457,605
6,280	Murphy Oil Corp.[2]	403,302
4,598	Peabody Energy Corp.	264,247
12,180	Sunoco, Inc.	495,117
19,057	Valero Energy Corp.	478,712

		4,328,692

	Paper & Forest Products — 2.7%
4,120	Domtar Corp.	329,394
14,120	International Paper Co.	419,364
13,140	MeadWestvaco Corp.	409,180

		1,157,938

	Personal Products — 2.2%
16,200	Avon Products, Inc.	424,926
14,700	Nu Skin Enterprises, Inc. — Class A2	551,838

		976,764

	Pharmaceuticals — 4.9%
13,980	Endo Pharmaceuticals Holdings, Inc.[1]	520,755
13,906	Forest Laboratories, Inc.[1,3]	515,356
14,680	Medicis Pharmaceutical Corp. — Class A2,3	545,803
29,380	Viropharma, Inc.[1,2]	531,190

		2,113,104

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2011 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Real Estate Investment Trusts — 2.7%
17,900	Apartment Investment & Management Co. — Class A2	$488,670
19,580	CBL & Associates Properties, Inc.[2]	347,741
15,800	Extra Space Storage, Inc.[2,3]	335,908

		1,172,319

	Semiconductors & Semiconductor Equipment — 4.6%
13,420	Analog Devices, Inc.	461,648
38,840	Applied Materials, Inc.	478,509
25,040	Intel Corp.[2,3]	559,143
56,020	ON Semiconductor Corp.[1]	486,814

		1,986,114

	Software — 3.4%
21,566	CA, Inc.	480,922
41,700	Compuware Corp.[1]	402,822
20,980	Microsoft Corp.	574,852

		1,458,596

	Specialty Retail — 2.8%
10,280	Finish Line, Inc. (The) — Class A2	218,964
20,252	GameStop Corp. — Class A1,2	477,542
5,060	PetSmart, Inc.[2]	217,681
11,380	Rent-A-Center, Inc.[2]	307,829

		1,222,016

	Textiles, Apparel & Luxury Goods — 1.4%
11,120	Warnaco Group (The), Inc.[1,2,3]	592,696

	Tobacco — 1.3%
5,300	Lorillard, Inc.	562,966

	Trading Companies & Distributors — 1.0%
13,000	Applied Industrial Techologies, Inc.[3]	414,960

	Wireless Telecommunication Services — 0.7%
10,240	Telephone & Data Systems, Inc.[2]	290,406

	TOTAL COMMON STOCKS (Cost $46,795,345)	53,732,371

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2011 — (Unaudited)

Face
Amount		Value

REPURCHASE AGREEMENT* — 1.4%
$618,341	With State Street Bank and Trust Co., dated 7/29/11, 0.01%, principal and interest in the amount of $618,342, due 8/1/11 (collateralized by a FNR security with a par value of $625,220, coupon rate of 3.000%, due 11/25/40, market value of $634,713)	$618,341

	TOTAL REPURCHASE AGREEMENT (Cost $618,341)	618,341

INVESTMENTS OF SECURITY LENDING COLLATERAL* — 0.8%
328,592	State Street Navigator Securities Lending Portfolio	328,592

	TOTAL INVESTMENTS OF SECURITY LENDING COLLATERAL (Cost $328,592)	328,592

TOTAL LONG INVESTMENTS (Cost $47,742,278)	126.4%	$54,679,304

Shares

COMMON STOCKS SOLD SHORT* — (25.4)%

	Aerospace & Defense — (0.7)%
(980)	Precision Castparts Corp.	(158,152)
(2,900)	Rockwell Collins, Inc.	(159,761)

		(317,913)

	Biotechnology — (0.2)%
(3,132)	Human Genome Sciences, Inc.[1]	(65,803)

	Capital Markets — (1.3)%
(920)	Goldman Sachs Group, Inc. (The)	(124,172)
(7,060)	Morgan Stanley	(157,085)
(3,360)	Northern Trust Corp.	(150,881)
(2,200)	T Rowe Price Group, Inc.	(124,960)

		(557,098)

	Chemicals — (0.4)%
(3,860)	Balchem Corp.	(168,952)

	Commercial Banks — (0.3)%
(22,820)	CapitalSource, Inc.	(147,417)

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2011 — (Unaudited)

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)

	Commercial Services & Supplies — (1.0)%
(3,600)	Copart, Inc.[1]	$(156,420)
(6,800)	Geo Group, Inc. (The)[1]	(141,440)
(8,020)	Rollins, Inc.	(153,102)

		(450,962)

	Communications Equipment — (1.1)%
(7,100)	Blue Coat Systems, Inc.[1]	(143,065)
(9,340)	Ixia[1]	(93,400)
(5,580)	Sycamore Networks, Inc.	(109,926)
(3,200)	Viasat, Inc.[1]	(143,776)

		(490,167)

	Construction Materials — (0.6)%
(5,880)	Eagle Materials, Inc.	(146,118)
(3,220)	Vulcan Materials Co.	(110,414)

		(256,532)

	Containers & Packaging — (0.3)%
(5,540)	Packaging Corp. of America	(147,752)

	Diversified Consumer Services — (0.3)%
(7,380)	Universal Technical Institute, Inc.[1]	(127,674)

	Electrical Equipment — (0.3)%
(7,180)	GrafTech International, Ltd.[1]	(138,287)

	Electronic Equipment, Instruments & Components — (0.5)%
(6,220)	Checkpoint Systems, Inc.[1]	(97,654)
(3,100)	DTS, Inc.[1]	(107,632)

		(205,286)

	Energy Equipment & Services — (0.2)%
(980)	Lufkin Industries, Inc.	(79,851)

	Food Products — (0.7)%
(4,620)	Kraft Foods, Inc. — Class A	(158,835)
(7,480)	Snyders-Lance, Inc.	(152,667)

		(311,502)

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2011 — (Unaudited)

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)

	Gas Utilities — (1.4)%
(2,000)	National Fuel Gas Co.	$(144,760)
(3,340)	New Jersey Resources Corp.	(145,657)
(3,480)	Northwest Natural Gas Co.	(155,243)
(2,380)	Oneok, Inc.	(173,240)

		(618,900)

	Health Care Equipment & Supplies — (1.0)%
(10,540)	DexCom, Inc.[1]	(149,457)
(2,300)	Hospira, Inc.[1]	(117,576)
(8,900)	NxStage Medical, Inc.[1]	(163,760)

		(430,793)

	Hotels, Restaurants & Leisure — (1.8)%
(2,727)	Bally Technologies, Inc.[1]	(107,526)
(580)	Chipotle Mexican Grill, Inc.[1]	(188,256)
(3,036)	International Speedway Corp. — Class A	(84,917)
(2,640)	Jack In The Box, Inc.[1]	(59,981)
(3,680)	Las Vegas Sands Corp.[1]	(173,622)
(11,520)	Pinnacle Entertainment, Inc.[1]	(166,234)

		(780,536)

	Household Durables — (0.6)%
(5,620)	MDC Holdings, Inc.	(127,068)
(220)	NVR, Inc.[1]	(149,620)

		(276,688)

	Insurance — (1.4)%
(3,120)	AON Corp.	(150,134)
(1,700)	Enstar Group, Ltd.[1]	(179,588)
(380)	Markel Corp.[1]	(152,160)
(12,240)	Old Republic International Corp.	(127,786)

		(609,668)

	Internet & Catalog Retail — (0.4)%
(840)	Amazon.Com, Inc.[1]	(186,917)

	Internet Software & Services — (0.4)%
(1,660)	Equinix, Inc.[1]	(173,420)

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2011 — (Unaudited)

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)

	IT Services — (0.6)%
(5,120)	Iron Mountain, Inc.	$(161,945)
(4,822)	TNS, Inc.[1]	(81,492)

		(243,437)

	Leisure Equipment & Products — (0.3)%
(3,140)	Hasbro, Inc.	(124,219)

	Machinery — (0.3)%
(2,800)	Paccar, Inc.	(119,868)

	Media — (1.1)%
(3,940)	Arbitron, Inc.	(154,133)
(5,920)	DreamWorks Animation SKG, Inc. — Class A1	(129,411)
(3,400)	John Wiley & Sons, Inc. — Class A	(170,204)

		(453,748)

	Metals & Mining — (0.9)%
(9,100)	AK Steel Holding Corp.	(110,565)
(10,320)	Commercial Metals Co.	(149,743)
(1,700)	Compass Minerals International, Inc.	(133,858)

		(394,166)

	Oil, Gas & Consumable Fuels — (0.4)%
(2,487)	Comstock Resources, Inc.[1]	(79,335)
(1,044)	EOG Resources, Inc.	(106,488)

		(185,823)

	Professional Services — (0.7)%
(1,700)	Dun & Bradstreet Corp. (The)	(123,335)
(2,140)	IHS, Inc. — Class A1	(157,697)

		(281,032)

	Real Estate Investment Trusts — (1.4)%
(2,076)	Equity Lifestyle Properties, Inc.	(135,272)
(1,160)	Essex Property Trust, Inc.	(162,818)
(7,040)	Healthcare Realty Trust, Inc.	(137,984)
(5,320)	Tanger Factory Outlet Centers	(146,034)

		(582,108)

	Road & Rail — (0.3)%
(7,120)	Knight Transportation, Inc.	(112,069)

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2011 — (Unaudited)

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)

	Semiconductors & Semiconductor Equipment — (0.9)%
(3,040)	Cree, Inc.[1]	$(99,894)
(4,380)	Netlogic Microsystems, Inc.[1]	(151,329)
(5,300)	Volterra Semiconductor Corp.[1]	(136,581)

		(387,804)

	Software — (0.7)%
(4,860)	Taleo Corp. — Class A1	(160,866)
(2,600)	Ultimate Software Group, Inc.[1]	(141,388)

		(302,254)

	Specialty Retail — (0.3)%
(19,840)	Bebe Stores, Inc.	(147,015)

	Textiles, Apparel & Luxury Goods — (0.4)%
(2,060)	Nike, Inc. — Class B	(185,709)

	Thrifts & Mortgage Finance — (0.4)%
(14,220)	Capitol Federal Financial, Inc.	(162,677)

	Trading Companies & Distributors — (0.4)%
(4,140)	GATX Corp.	(163,240)

	Water and Sewer — (0.7)%
(4,300)	American States Water Co.	(147,017)
(9,560)	California Water Service Group	(175,044)

		(322,061)

	Wireless Telecommunication Services — (0.7)%
(3,180)	Crown Castle International Corp.[1]	(138,012)
(4,120)	SBA Communications Corp.[1]	(157,260)

		(295,272)

	TOTAL COMMON STOCKS SOLD SHORT (Cost $(11,658,291))	(11,004,620)

TOTAL SHORT INVESTMENTS (Proceeds $(11,658,291))	(25.4)%	$(11,004,620)

TOTAL INVESTMENTS (Cost $36,083,987)[4]	101.0%	$43,674,684
LIABILITIES IN EXCESS OF OTHER ASSETS	(1.0)	(425,012)

NET ASSETS	100.0%	$43,249,672

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2011 — (Unaudited)

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	All or a portion of security pledged as collateral for securities sold short.
[3]	Securities or partial securities on loan. See Note 1.
[4]	Aggregate cost for federal tax purposes was $36,260,270.
Abbreviations:
FNR — Federal National Mortgage Association REMIC

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2011 — (Unaudited)

Shares		Value

EXCHANGE-TRADED FUND* — 1.3%
25,500	SPDR S&P 500 ETF Trust	$3,290,775

	TOTAL EXCHANGE-TRADED FUND (Cost $2,905,447)	3,290,775

PURCHASED OPTIONS — 51.3%

	CALLS — 40.5%
130,000	S&P 500 Index with Barclays Capital PLC, Exercise Price $500, Expires 08/20/2011	102,700,000

	PUTS — 10.8%
130,000	S&P 500 Index with Barclays Capital PLC, Exercise Price $1500, Expires 08/20/2011	27,274,000

	TOTAL PURCHASED OPTIONS (Cost $129,966,008)	129,974,000

Face
Amount

REPURCHASE AGREEMENT* — 3.5%
$8,866,579	With State Street Bank and Trust Co., dated 7/29/11, 0.01%, principal and interest in the amount of $8,866,586, due 8/1/11, (collateralized by a FNR security with a par value of $8,913,026, coupon rate of 3.000%, due 11/25/40, market value of $9,048,352)	8,866,579

	TOTAL REPURCHASE AGREEMENT (Cost $8,866,579)	8,866,579

TOTAL INVESTMENTS (Cost $141,738,034)[1]	56.1%	$142,131,354
OTHER ASSETS IN EXCESS OF LIABILITIES	43.9	111,126,159

NET ASSETS[2]	100.0%	$253,257,513

*	Percentages indicated are based on net assets.
[1]	Aggregate cost for federal tax purposes was $141,738,034.
[2]	Cash in the amount of $119,250,000 is held as collateral to secure the open written put options contracts.
Abbreviation Legend
FNR — Federal National Mortgage Association REMIC

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2011 — (Unaudited)

Name of Issuer,
Title of Issuer and	Number of
Counterparty	Contracts	Value

WRITTEN OPTIONS
CALLS:
S&P 500 Index
expires August 2011 exercise price $1,500 Barclays Capital PLC	130,000	$(6,500)

TOTAL WRITTEN CALL OPTIONS (Premiums Received $(11,146))		$(6,500)

PUTS:
S&P 500 Index
expires August 2011 exercise price $1,300 Barclays Capital PLC	42,000	(1,031,100)
S&P 500 Index
expires August 2011 exercise price $1,325 Barclays Capital PLC	50,000	(1,985,000)
S&P 500 Index
expires August 2011 exercise price $1,350 Barclays Capital PLC	39,100	(2,549,320)
S&P 500 Index
expires August 2011 exercise price $1,300 Barclays Capital PLC	81,000	(2,737,800)

TOTAL WRITTEN PUT OPTIONS (Premiums Received $(6,921,572))		$(8,303,220)

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Emerging Markets Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2011 — (Unaudited)

Shares		Value

COMMON STOCKS* — 96.8%

	South Korea — 16.4%
1,350	BS Financial Group, Inc.[1]	$20,808
80	Capro Corp.	2,754
200	Daewoo Shipbuilding & Marine Engineering Co., Ltd.	7,103
190	DGB Financial Group, Inc.[1]	3,010
630	Dongkuk Steel Mill Co., Ltd.	23,704
223	GS Holdings	19,110
55	GS Home Shopping, Inc.	7,307
150	Hana Financial Group, Inc.	5,883
300	Handsome Co., Ltd.	8,005
520	Hynix Semiconductor, Inc.	11,987
157	Hyundai Mipo Dockyard	24,860
1,100	Industrial Bank of Korea	18,909
135	IS Dongseo Co., Ltd.	2,625
174	Kia Motors Corp.	12,756
2,120	Korea Exchange Bank	18,792
31	Korea Kumho Petrochemical	6,374
300	KT Corp., Sponsored ADR	5,928
453	KT&G Corp.	28,186
200	LG Display Co., Ltd., ADR	2,568
180	LG Fashion Corp.	8,025
67	OCI Co., Ltd.	25,837
1,120	Paradise Co., Ltd.	8,555
73	Samsung Electronics Co., Ltd	58,456
24	Samyang Corp.	2,650
50	Sindoh Co., Ltd.	2,354
32	SK Holdings Co., Ltd.	5,509
111	SK Innovation Co., Ltd.	22,884
350	SK Networks Co., Ltd.	4,280
1,400	SK Telecom Co., Ltd., ADR	22,288
500	Woori Finance Holdings Co., Ltd., ADR	19,740
500	Youngone Corp.	9,336

		420,583

	Brazil — 14.6%
500	Banco Bradesco SA, ADR	9,615
1,900	Banco do Brasil SA	32,209
900	Brasil Telecom SA, ADR	23,256
400	BRF — Brasil Foods SA, ADR	7,724
200	Cia de Saneamento Basico do Estado de Sao Paulo, ADR	11,938
400	Cia de Saneamento de Minas Gerais-COPASA	8,383
600	Cia Energetica de Minas Gerais, Sponsored ADR	11,580
300	Cia Paranaense de Energia, Sponsored ADR	7,251
400	Cielo SA	11,116
400	Ez Tec Empreendimentos e Participacoes SA	3,869

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Emerging Markets Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2011 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Brazil — (Continued)

300	Helbor Empreendimentos SA	$3,944
400	Itau Unibanco Holding SA, ADR	8,148
1,300	JHSF Participacoes SA	3,730
300	Multiplus SA	5,200
100	Obrascon Huarte Lain Brasil SA	4,159
1,800	Petroleo Brasileiro SA, ADR	55,314
600	Petroleo Brasileiro SA, Sponsored ADR	20,382
1,000	Porto Seguro SA	13,992
300	Santos Brasil Participacoes SA	5,204
600	SLC Agricola SA	6,654
1,300	Sul America SA	15,172
200	Tele Norte Leste Participacoes SA, Sponsored ADR	2,796
200	Telecomunicacoes de Sao Paulo SA, ADR	6,344
100	Tim Participacoes SA, ADR	5,004
1,700	Vale SA, ADR	50,184
1,200	Vale SA, Sponsored ADR	38,928
300	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	3,714

		375,810

	Taiwan — 14.0%
1,900	Advanced Semiconductor Engineering, Inc., ADR[1]	10,089
3,660	Asustek Computer, Inc.	29,455
5,200	Cheng Loong Corp.	2,345
7,000	China Bills Finance Corp.	2,550
33,000	China Development Financial Holding Corp.	12,650
2,000	China Synthetic Rubber Corp.	2,029
1,000	Chong Hong Construction Co.	3,164
200	Chunghwa Telecom Co., Ltd., ADR	6,952
11,000	Compal Electronics, Inc.	14,270
8,000	Formosa Chemicals & Fibre Corp.	28,984
3,000	Formosa Taffeta Co., Ltd.	3,395
2,000	Formosan Rubber Group, Inc.	1,972
2,000	Great Wall Enterprise Co., Ltd.	2,647
1,000	Highwealth Construction Corp.	2,285
1,000	HTC Corp.	29,747
1,000	Huaku Development Co., Ltd.	2,978
3,000	Inventec Appliances Corp.	2,394
2,000	Kenda Rubber Industrial Co., Ltd.	3,048
7,000	KGI Securities Co., Ltd.[1]	3,954
1,000	LCY Chemical Corp.	2,484
5,000	Lealea Enterprise Co., Ltd.[1]	2,880
3,000	Lien Hwa Industrial Corp.[1]	2,456
9,000	Lite-On Technology Corp.	11,768

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Emerging Markets Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2011 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Taiwan — (Continued)

6,000	Masterlink Securities Corp.	$2,580
7,700	Powertech Technology, Inc.	22,154
7,000	Ta Chong Bank Co., Ltd.[1]	2,683
40,660	Taishin Financial Holding Co., Ltd.	21,718
1,000	Taiwan Prosperity Chemical Corp.	4,441
3,500	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	43,260
1,100	TSRC Corp.	2,980
13,000	Unimicron Technology Corp.	23,129
4,500	United Microelectronics Corp., Sponsored ADR	10,350
3,000	UPC Technology Corp.	2,373
2,000	USI Corp.	2,741
13,000	Wistron Corp.[1]	21,889
1,019	WT Microelectronics Co., Ltd.	1,824
6,411	Yieh United Steel Corp.	2,423
12,000	Yuanta Financial Holding Co., Ltd.[1]	8,579
5,000	Yuen Foong Yu Paper Manufacturing Co., Ltd.	2,487

		360,107

	Russia — 9.2%
5,900	Aeroflot — Russian Airlines OJSC	14,960
85	Akron JSC	4,702
3,170	Gazprom Neft JSC	15,988
4,200	Gazprom OAO, ADR[1]	61,572
20	Kalina	1,060
500	Lukoil OAO, ADR	33,575
311	MMC Norilsk Nickel OJSC, ADR[1]	8,316
260,000	Moscow Integrated Electricity Distribution Co.	14,456
850	Rosneft Oil Co.	7,252
9,220	Sberbank of Russia	33,967
70	Severstal OAO	1,352
13,100	Sistema JSFC	15,571
3,140	Tatneft	20,927
600	Ulan-Ude Aviation Plant	1,198

		234,896

	China — 8.1%
37,000	Agricultural Bank of China, Ltd.	20,022
6,000	Anhui Expressway Co.	4,038
46,000	Bank of China, Ltd.	21,173
8,000	Baoye Group Co., Ltd.	5,306
40,000	China Citic Bank Corp, Ltd.[1]	24,448
7,000	China Communications Construction Co., Ltd.	5,964
58,000	China Construction Bank Corp.	46,747

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Emerging Markets Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2011 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	China — (Continued)

7,000	China National Materials Co., Ltd.	$5,160
300	China Petroleum & Chemical Corp., ADR	29,703
14,000	Great Wall Technology Co., Ltd.	5,292
5,000	Industrial & Commercial Bank of China	3,804
200	PetroChina Co., Ltd., ADR	28,446
12,000	Sinopec Yizheng Chemical Fibre Co., Ltd.	3,792
7,000	Weiqiao Textile Co.	4,762

		208,657

	South Africa — 6.4%
162	Allied Technologies, Ltd.	1,467
220	Assore, Ltd.	7,374
1,890	Blue Label Telecoms, Ltd.	1,451
1,468	Discovery Holdings, Ltd.	8,596
1,218	Imperial Holdings, Ltd.	20,924
327	Kumba Iron Ore, Ltd.	24,896
112	Lewis Group, Ltd.	1,419
756	Liberty Holdings, Ltd.	8,476
730	Mondi, Ltd.	5,790
730	Mpact, Ltd.[1]	1,497
585	Rainbow Chicken, Ltd.	1,532
5,607	RMB Holdings, Ltd.	21,139
700	Sasol, Ltd., Sponsored ADR	35,105
1,850	Vodacom Group, Ltd.	23,546

		163,212

	Cayman Islands — 4.8%
8,000	Agile Property Holdings, Ltd.	12,890
5,500	Asia Cement China Holdings Corp.	4,860
14,000	Chaoda Modern Agriculture Holdings, Ltd.	5,605
10,000	China Lumena New Materials Corp.	3,531
22,000	China Shanshui Cement Group, Ltd.	26,513
12,000	China Vanadium Titano — Magnetite Mining Co., Ltd.	4,289
18,000	Evergrande Real Estate Group, Ltd.	13,476
33,000	Glorious Property Holdings, Ltd.[1]	10,138
1,500	Kingboard Chemical Holdings, Ltd.	7,133
4,000	Shenzhou International Group Holdings, Ltd.	5,881
9,500	Shimao Property Holdings, Ltd.	12,479
6,000	TCL Communication Technology Holdings, Ltd. — Class C	5,117
12,000	Tianneng Power International, Ltd.	7,176
10,000	Youyuan International Holdings, Ltd.[1]	4,615

		123,703

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Emerging Markets Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2011 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Poland — 3.1%
3,069	Bank Millennium SA	$5,867
22	Bank Pekao SA	1,258
177	Grupa Lotos SA1	2,425
411	KGHM Polska Miedz SA	28,130
76	Mondi Swiecie SA1	2,174
2,155	PGE SA	17,955
156	Powszechna Kasa Oszczednosci Bank Polski SA	2,299
7,095	Tauron Polska Energia SA	16,419
298	Zaklady Azotowe w Tarnowie-Moscicach SA1	3,207

		79,734

	Thailand — 3.1%
15,000	Asian Property Development PCL	3,043
4,200	Bangkok Expressway PCL	2,605
6,600	Esso Thailand PCL — Class F	2,700
1,200	Kiatnakin Bank PCL — Class F	1,388
7,800	LPN Development PCL — Class F	2,955
3,400	Polyplex PCL — Class F	2,747
5,100	PTT Chemical PCL — Class F	27,787
2,700	PTT PCL	31,413
7,000	Supalai PCL	3,263
1,100	Tisco Financial Group PCL — Class C	1,471

		79,372

	Hong Kong — 3.0%
4,000	China Mobile, Ltd.	39,744
13,000	CNOOC, Ltd.	28,872
12,000	Guangdong Investment, Ltd.	6,452
4,000	Minmetals Resources, Ltd.[1]	2,739

		77,807

	Malaysia — 2.7%
1,100	AirAsia BHD	1,455
2,666	Coastal Contracts BHD	2,229
9,800	EON Capital BHD	8,453
1,300	Esso Malaysia BHD	2,158
700	Genting BHD	2,548
3,900	HAP Seng Consolidated BHD	2,037
2,500	Hap Seng Plantations Holdings BHD	2,297
1,500	Hong Leong Industries BHD	2,007
1,000	Jaya Tiasa Holdings BHD	2,210
1,900	Kulim Malaysia BHD	2,354
800	Malayan Banking BHD	2,358

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Emerging Markets Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2011 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Malaysia — (Continued)

18,000	Malaysia Building Society	$9,034
2,400	Multi-Purpose Holdings BHD	2,424
1,600	NCB Holdings BHD	2,075
4,700	OSK Holdings BHD	2,386
2,300	Padiberas Nasional BHD	2,154
2,100	POS Malaysia BHD	2,257
4,000	RHB Capital BHD	12,272
600	Tradewinds Malaysia BHD	1,941
300	United Plantations BHD	2,084
1,300	YTL Cement BHD	2,291

		69,024

	Turkey — 2.6%
1,365	Ford Otomotiv Sanayi AS	10,718
273	Gubre Fabrikalari TAS[1]	2,157
825	Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi ve Ticaret AS	2,261
853	Koza Anadolu Metal Madencilik Isletmeleri AS1	2,501
257	Pinar SUT Mamulleri Sanayii AS	2,305
2,447	Sinpas Gayrimenkul Yatirim Ortakligi AS REIT	2,798
1,377	Soda Sanayii AS	2,429
1,838	Tofas Turk Otomobil Fabrikasi AS	7,582
1,171	Trakya Cam Sanayi AS	2,489
2,954	Turk Telekomunikasyon AS	12,590
2,630	Turkiye Sinai Kalkinma Bankasi AS	3,669
4,060	Turkiye Sise ve Cam Fabrikalari AS	8,868
2,416	Turkiye Vakiflar Bankasi Tao	5,033

		65,400

	Hungary — 1.6%
831	Magyar Telekom Telecommunications PLC	2,398
133	MOL Hungarian Oil and Gas PLC[1]	14,272
879	OTP Bank PLC	25,359

		42,029

	Czech Republic — 1.6%
310	CEZ AS	16,043
62	Komercni Banka AS	13,821
19	Philip Morris CR AS	11,326

		41,190

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Emerging Markets Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2011 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Mexico — 1.6%
1,200	America Movil SAB de CV Series L, Sponsored ADR	$30,960
1,900	Grupo Mexico SAB de CV Series B	7,009
50	Industrias Penoles SAB de CV	2,155

		40,124

	Egypt — 1.4%
205	Alexandria Mineral Oils Co.	2,508
205	Misr Beni Suef Cement Co.	2,220
4,670	Orascom Telecom Holding SAE, GDR[1]	15,022
6,350	Telecom Egypt	16,546

		36,296

	India — 1.3%
1,100	Sterlite Industries India, Ltd., ADR	16,247
800	Tata Motors, Ltd., ADR	17,136

		33,383

	Bermuda — 0.8%
9,000	China Green Holdings Ltd	4,982
12,000	China Oriental Group Co., Ltd.	4,634
300	China Yuchai International, Ltd.	5,703
67,500	Shenzhen International Holdings, Ltd.	5,449

		20,768

	Philippines — 0.5%
240	China Banking Corp.	2,352
82,000	Filinvest Land, Inc.	2,528
13,200	Lopez Holdings Corp.[1]	1,816
4,000	Manila Water Co., Inc.	1,876
960	Security Bank Corp.	2,472
350	Semirara Mining Corp.	1,873

		12,917

	TOTAL COMMON STOCKS (Cost $2,484,500)	2,485,012

PREFERRED STOCKS — 2.7%

	Brazil — 2.0%
500	Banco do Estado do Rio Grande do Sul , 0.76%,	5,062
500	Banco Pine SA , 3.70%,	3,337
1,100	Bradespar SA , 4.46%,	28,315

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Emerging Markets Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2011 — (Unaudited)

Shares		Value

PREFERRED STOCKS — (Continued)
	Brazil — (Continued)

300	Cia de Transmissao de Energia Electrica Paulista , 2.37%,	$9,092
100	Eletropaulo Metropolitana Eletricidade de Sao Paulo SA , 15.53%,	2,339
500	Parana Banco SA , 2.24%,	3,707

		51,852

	Russia — 0.7%
33,000	Surgutneftegas OJSC , 10.51%,	16,909

	TOTAL PREFERRED STOCKS (Cost $69,541)	68,761

WARRANT — 0.0%

	Malaysia — 0.0%
333	Coastal Contracts BHD (Strike Price $1.07, Expires 07/18/16)	—

RIGHTS — 0.0%

	Malaysia — 0.0%
780	Hap Seng (Strike Price $0.35, Expires 08/03/11)	131

	TOTAL RIGHTS (Cost $—)	131

Face
Amount

REPURCHASE AGREEMENTS* — 0.1%
$3,589	With State Street Bank and Trust Co., dated 7/29/11, 0.01%, principal and interest in the amount of $3,589 due 8/1/11 (collateralized by a FNR security with a par value of $5,935 coupon rate of 4.000%, due 12/15/17, market value of $6,279)	3,589

	TOTAL REPURCHASE AGREEMENTS (Cost $3,589)	3,589

TOTAL INVESTMENTS (Cost $2,557,630)[2]	99.6%	$2,557,493
OTHER ASSETS IN EXCESS OF LIABILITIES	0.4	9,121

NET ASSETS	100.0%	$2,566,614

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Emerging Markets Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2011 — (Unaudited)

* Percentages indicated are based on net assets.
[1] Non income-producing security.
[2] Aggregate cost for federal tax purposes was $2,557,630.
Abbreviations:
ADR — American Depositary Receipt
FNR — Federal National Mortgage Association REMIC
GDR — Global Depositary Receipt
REIT — Real Estate Investment Trust

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Small Cap Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2011 — (Unaudited)

Shares		Value

COMMON STOCKS* — 98.9%

	Japan — 26.5%
2,400	Airport Facilities Co, Ltd.	$9,678
1,000	ASKA Pharmaceutical Co, Ltd.	7,342
1,500	Belluna Co, Ltd.	10,397
900	Canon Marketing Japan, Inc.	11,193
800	Chiyoda Co, Ltd.	13,192
10,000	Chuetsu Pulp & Paper Co, Ltd.	16,713
300	Corona Corp.	3,412
3,000	Daiso Co, Ltd.	12,419
2,900	DCM Holdings Co, Ltd.	22,030
500	EDION Corp.	5,189
2	Fields Corp.	3,570
300	Hakuto Co, Ltd.	3,001
4,000	Hanwa Co, Ltd.	17,658
1,200	Heiwa Corp.	19,486
15	Heiwa Real Estate, Inc. REIT	9,014
1,900	Hibiya Engineering, Ltd.	20,445
3,000	Higashi-Nippon Bank, Ltd. (The)	6,444
3,000	Hokuetsu Bank, Ltd. (The)	6,410
1,000	Hokuetsu Kishu Paper Co, Ltd.	6,256
1,100	Hosiden Corp.	9,366
600	Inabata & Co, Ltd.	3,803
2,800	Ines Corp.	22,690
500	Information Services International-Dentsu, Ltd.	3,281
6,000	J-Oil Mills, Inc.	18,113
1,000	Japan Vilene Co, Ltd.	4,682
3,000	Kanto Natural Gas Development, Ltd.	18,424
3	Kenedix Realty Investment Corp. REIT	11,158
600	Kohnan Shoji Co, Ltd.	11,926
2,000	Kurabo Industries, Ltd.	3,997
1,000	Kyodo Printing Co, Ltd.	2,518
6,000	Marudai Food Co, Ltd.	20,582
6	MID, Inc. REIT	16,248
600	Mikuni Coca-Cola Bottling Co, Ltd.	5,418
1,000	Mitsui Home Co, Ltd.	5,546
3	Mori Hills Investment Corp. REIT	10,062
1,100	Nagase & Co, Ltd.	14,522
1,300	NEC Capital Solutions, Ltd.	17,459
100	NEC Mobiling, Ltd.	3,557
6,000	Nippon Road Co, Ltd. (The)	17,790
1,000	Nippon Valqua Industries, Ltd.	3,007
200	Nipro Corp.	3,675
2,300	Nishio Rent All Co, Ltd.	16,450
4,000	Nittetsu Mining Co, Ltd.	17,637
1,000	Okuwa Co, Ltd.	11,830

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Small Cap Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2011 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Japan — (Continued)

400	Onoken Co, Ltd.	$3,713
15,000	Orient Corp.[1]	17,953
1,200	Otsuka Kagu, Ltd.	11,209
1,100	Parco Co, Ltd.	9,374
1,200	Riso Kagaku Corp.	18,664
400	Ryoyo Electro Corp.	3,977
1,000	Senko Co, Ltd.	3,723
1,700	Senshukai Co, Ltd.	11,532
400	Shinko Shoji Co, Ltd.	3,210
48	SKY Perfect JSAT Holdings, Inc.	21,049
1,200	Sumisho Computer Systems Corp.	20,981
5,000	Takiron Co, Ltd.	18,309
11,000	Toa Corp.	19,554
2,000	Tochigi Bank, Ltd. (The)	7,604
2,000	Tokyo Energy & Systems, Inc.	10,230
5,600	TOMONY Holdings, Inc.	24,239
7,000	Topy Industries, Ltd.	21,824
900	Torii Pharmaceutical Co, Ltd.	17,188
2,000	Toshiba TEC Corp.	8,481
900	Touei Housing Corp.	10,735
15,000	Towa Bank, Ltd. (The)	18,675
1,100	Toyota Auto Body Co, Ltd.	19,920
6,000	Uchida Yoko Co, Ltd.	16,340
1,800	UNY Co, Ltd.	17,678
2,300	Vital KSK Holdings, Inc.	18,292
700	Yachiyo Bank, Ltd. (The)	20,929
2,000	Yodogawa Steel Works, Ltd.	8,421
4,000	Yurtec Corp.	18,251

		879,645

	United Kingdom — 19.8%
5,889	Aberdeen Asset Management PLC	21,239
8,320	Afren PLC[1]	19,060
2,509	Berendsen PLC	22,237
26,526	Cable & Wireless Worldwide PLC	18,231
3,559	Carillion PLC	21,375
213	Clarkson PLC	4,598
13,605	Collins Stewart Hawkpoint PLC	16,470
2,581	Computacenter PLC	20,759
2,096	Cookson Group PLC	22,053
2,961	Dairy Crest Group PLC	18,201
9,524	Debenhams PLC	10,402
200	Derwent London PLC REIT	5,875
3,006	Drax Group PLC	26,354

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Small Cap Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2011 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	United Kingdom — (Continued)

2,869	DS Smith PLC	$11,068
7,899	F&C Asset Management PLC	9,128
1,463	Ferrexpo PLC	11,048
4,089	FirstGroup PLC	24,423
5,758	GKN PLC	21,137
186	Go-Ahead Group PLC	4,737
2,583	Greene King PLC	20,699
1,040	Hargreaves Services PLC	18,181
2,319	Hochschild Mining PLC	18,155
3,855	Intermediate Capital Group PLC	16,792
3,840	Interserve PLC	20,974
3,863	JKX Oil & Gas PLC	15,100
2,119	John Menzies PLC	17,687
1,969	Kcom Group PLC	2,610
227	Kier Group PLC	4,952
10,917	Logica PLC	20,822
2,654	Lookers PLC	2,156
2,817	Marston’s PLC	4,755
741	Mecom Group PLC[1]	2,943
2,658	Melrose PLC	15,540
2,476	Mondi PLC	24,221
1,694	Morgan Sindall Group PLC	18,352
4,992	National Express Group PLC	21,465
583	Synergy Health PLC	9,091
1,515	Tate & Lyle PLC	15,099
8,726	Thomas Cook Group PLC	9,362
3,181	Tullett Prebon PLC	18,437
273	Valiant Petroleum PLC[1]	2,581
2,456	WH Smith PLC	20,426
6,347	William Hill PLC	23,995
1,221	Yule Catto & Co. PLC	4,269

		657,059

	Australia — 9.1%
1,894	Acrux, Ltd.[1]	8,534
9,349	Aditya Birla Minerals, Ltd.	15,277
8,082	Ardent Leisure Group REIT	10,695
36,365	Aspen Group REIT	17,833
5,110	Ausdrill, Ltd.	18,278
18,225	Beach Energy, Ltd.	20,089
374	Boart Longyear, Ltd.	1,659
3,017	Cardno, Ltd.	17,868
3,570	Challenger, Ltd.	19,166
7,855	Cromwell Property Group REIT	5,782

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Small Cap Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2011 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Australia — (Continued)

1,621	David Jones, Ltd.	$5,333
4,385	Emeco Holdings, Ltd.	5,534
506	Flight Centre, Ltd.	11,936
2,324	GrainCorp, Ltd.	20,026
7,764	Grange Resources, Ltd.[1]	4,472
7,083	Industrea, Ltd.	9,174
574	Matrix Composites & Engineering, Ltd.	4,211
10,031	Mount Gibson Iron, Ltd.[1]	19,800
38	Multiplex SITES Trust REIT[1]	3,341
6,826	Myer Holdings, Ltd.	17,306
7,971	Pacific Brands, Ltd.	5,693
25,937	PMP, Ltd.	14,936
5,331	Programmed Maintenance Services, Ltd.	11,498
6,081	Spark Infrastructure Group[2]	8,668
2,849	St Barbara, Ltd.[1]	5,760
2,784	Western Areas NL	17,926

		300,795

	Germany — 5.5%
150	Centrotherm Photovoltaics AG1	5,134
88	Cewe Color Holding AG	3,859
203	Deutsche Beteiligungs AG	5,389
216	Gesco AG	20,770
646	Grammer AG1	15,167
549	Indus Holding AG	17,035
789	Kloeckner & Co. SE	19,213
343	Leoni AG	19,298
84	Muehlbauer Holding AG & Co. KGaA	3,695
283	Rheinmetall AG	23,687
300	Rhoen Klinikum AG	7,476
650	Sixt AG	17,087
860	Solarworld AG	9,812
411	Stada Arzneimittel AG	15,659

		183,281

	Italy — 4.8%
2,147	Astaldi SPA	13,189
1,000	Danieli & C Officine Meccaniche SPA	18,210
216	De’Longhi SPA	2,660
518	Engineering Ingegneria Informatica SPA	16,682
4,292	Hera SPA	8,462
9,838	Iren SPA	16,224
236	Italmobiliare SPA	8,287
30,040	KME Group SPA	12,919

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Small Cap Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2011 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Italy — (Continued)

178	Lottomatica SPA[1]	$3,530
1,730	Recordati SPA	18,847
105	Reply SPA	2,736
687	Societa Iniziative Autostradali e Servizi SPA	6,763
3,735	Sogefi SPA	13,924
3,101	Vittoria Assicurazioni SPA	15,544

		157,977

	Norway — 3.8%
181	Aker ASA	4,781
1,171	Cermaq ASA[1]	16,366
4,058	Eltek ASA[1]	3,587
509	Fred Olsen Energy ASA	19,677
1,197	Grieg Seafood ASA	2,472
616	Leroey Seafood Group ASA	12,356
7,399	Marine Harvest ASA	4,307
2,503	Pronova BioPharma AS1	4,649
1,557	SpareBank 1 SMN	13,880
2,589	Storebrand ASA	21,515
815	TGS Nopec Geophysical Co. ASA	23,772

		127,362

	France — 2.9%
196	Derichebourg SA1	1,293
131	Esso SA Francaise	16,051
219	Euler Hermes SA	19,229
179	Faurecia	6,905
178	LVL Medical Groupe SA1	3,846
91	Maisons France Confort	4,023
542	Plastic Omnium SA	18,788
408	Valeo SA	24,995

		95,130

	Switzerland — 2.8%
474	AFG Arbonia-Forster Holding[1]	15,896
1,310	Clariant AG1	20,598
24	Forbo Holding AG1	17,303
50	Helvetia Holding AG	20,188
14	Partners Group Holding AG	2,661
428	Schweizerische National-Versicherungs-Gesellschaft AG	16,722

		93,368

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Small Cap Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2011 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Bermuda — 2.7%
102,000	Apollo Solar Energy Technology Holdings, Ltd.[1]	$3,974
4,000	Dickson Concepts International, Ltd.	3,020
78,000	Emperor International Holdings	17,915
1,393	Lancashire Holdings, Ltd.	15,927
70,000	Pacific Andes International Holdings, Ltd.	7,991
2,000	Shui On Construction and Materials, Ltd.	2,617
7,000	SmarTone Telecommunications Holding, Ltd.	10,845
10,000	Texwinca Holdings, Ltd.	14,076
84,000	Victory City International Holdings, Ltd.	14,631

		90,996

	Spain — 2.3%
684	Bolsas y Mercados Espanoles SA	19,589
322	Corp. Financiera Alba	17,106
562	Duro Felguera SA	4,493
792	Grupo Catalana Occidente SA	18,804
4,575	Grupo Empresarial Ence SA	16,430

		76,422

	Singapore — 2.2%
5,000	CH Offshore, Ltd.	1,723
10,000	China Minzhong Food Corp, Ltd.[1]	11,772
4,000	Elec & Eltek International Co, Ltd.	14,659
14,000	Hi-P International, Ltd.	10,759
14,000	Ho Bee Investment, Ltd.	16,330
4,000	Metro Holdings, Ltd.	2,695
3,000	Rotary Engineering, Ltd.	2,039
7,000	United Engineers, Ltd.	12,949

		72,926

	Belgium — 2.1%
1,027	Arseus N.V.	16,705
104	Barco N.V.	7,446
100	Cie d’Entreprises CFE	6,545
144	Gimv N.V.	8,790
915	Nyrstar[1]	12,120
288	Recticel SA	3,067
482	Roularta Media Group N.V.	14,641

		69,314

	Sweden — 2.0%
252	Bilia AB	4,173
1,720	Billerud AB	15,533

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Small Cap Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2011 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Sweden — (Continued)

769	Haldex AB	$4,300
167	JM AB	3,235
825	Saab AB	17,993
1,962	Trelleborg AB	21,769

		67,003

	Austria — 1.6%
132	Austria Technologie & Systemtechnik AG	2,344
598	Oesterreichische Post AG	17,793
316	Rosenbauer International AG	16,573
614	Strabag SE	17,661

		54,371

	Portugal — 1.5%
11,442	Banco BPI SA1	15,418
16,052	BANIF SGPS SA1	12,409
700	Mota-Engil SGPS SA	1,308
2,691	Portucel Empresa Produtora de Pasta e Papel SA	7,997
277	Semapa-Sociedade de Investimento e Gestao	2,747
4,960	Sonaecom — SGPS SA	10,690

		50,569

	Denmark — 1.5%
180	Dfds AS	14,697
819	Sydbank AS	19,196
347	Thrane & Thrane AS	16,665

		50,558

	Greece — 1.5%
194	Hellenic Petroleum SA	1,791
2,041	Intralot SA-Integrated Lottery Systems & Services	3,724
1,165	JUMBO SA	8,226
1,558	Metka SA	18,465
1,417	Motor Oil Hellas Corinth Refineries SA	16,092

		48,298

	Israel — 1.4%
224	Africa Israel Investments, Ltd.[1]	1,346
473	AL-ROV Israel, Ltd.[1]	14,316
932	Frutarom Industries, Ltd.	9,911

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Small Cap Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2011 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Israel — (Continued)

1,755	Industrial Buildings Corp.	$3,415
1,329	Israel Land Development Co, Ltd. (The)	11,652
288	NetVision, Ltd.	4,015

		44,655

	Netherlands — 1.2%
500	ASM International N.V.	14,211
1,915	BE Semiconductor Industries N.V.	13,016
581	Mediq N.V.	10,835

		38,062

	Ireland — 0.9%
17,276	Total Produce PLC	9,805
5,776	United Drug PLC	19,387

		29,192

	Cayman Islands — 0.7%
12,800	HKR International, Ltd.	7,255
5,000	Pacific Textile Holdings, Ltd.	3,474
16,000	Xinyi Glass Holdings, Ltd.	13,467

		24,196

	Hong Kong — 0.5%
149,000	Lai Sun Development[1]	3,912
38,000	Singamas Container Holdings, Ltd.	13,139

		17,051

	British Virgin Islands — 0.5%
2,548	Playtech, Ltd.	15,681

	New Zealand — 0.4%
12,580	Air New Zealand, Ltd.	12,964
673	Nuplex Industries, Ltd.	1,623

		14,587

	Faeroe Islands — 0.4%
1,767	Bakkafrost P/F	13,160

	Luxembourg — 0.2%
728	GAGFAH SA	4,957

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Small Cap Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2011 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Russia — 0.1%
1,887	Beazley PLC	$3,992

	Finland — 0.0%
69	PKC Group OYJ	1,492

	TOTAL COMMON STOCKS (Cost $3,409,042)	3,282,099

PREFERRED STOCKS — 0.5%

	Germany — 0.4%
87	Draegerwerk AG & Co. KGaA , 1.82%,	10,800
37	Jungheinrich AG , 2.51%,	1,528
34	Sartorius AG , 2.22%,	1,773

		14,101

	Italy — 0.1%
7,051	Unipol Gruppo Finanziario SPA , 10.54%,	2,569

	TOTAL PREFERRED STOCKS (Cost $16,135)	16,670

Face
Amount

REPURCHASE AGREEMENT* — 0.3%
$11,080	With State Street Bank and Trust Co., dated 7/29/11, 0.01%, principal and interest in the amount of $11,080, due 8/1/11, (collateralized by a FNR security with a par value of $14,540, coupon rate of 3.000% due 11/25/40, market value of $14,761)	11,080

	TOTAL REPURCHASE AGREEMENT (Cost $11,080)	11,080

TOTAL INVESTMENTS (Cost $3,436,257)[3]	99.7%	$3,309,849
OTHER ASSETS IN EXCESS OF LIABILITIES	0.3	9,436

NET ASSETS	100.0%	$3,319,285

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Small Cap Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2011 — (Unaudited)

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transasctions exempt from registration, normally to qualified buyers.
[3]	Aggregate cost for federal tax purposes was $3,436,257.
Abbreviations:
ADR — American Depositary Receipt
FNR — Federal National Mortgage Association REMIC
REIT — Real Estate Investment Trust

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Notes to Schedules of Portfolio Investments — (Unaudited)

1.	Organization and Significant Accounting Policies

The Glenmede Fund, Inc. (the “Fund”) consists of sixteen portfolios: the Government Cash Portfolio, the Tax-Exempt Cash Portfolio, the Core Fixed Income Portfolio, the Strategic Equity Portfolio, the Small Cap Equity Portfolio, the Large Cap Value Portfolio, the International Portfolio, the Philadelphia International Fund, the U.S. Emerging Growth Portfolio, the Large Cap 100 Portfolio, the Large Cap Growth Portfolio, the Long/Short Portfolio, the Total Market Portfolio, the Secured Options Portfolio, the Philadelphia International Small Cap Fund, and the Philadelphia International Emerging Markets Fund (each, a “Portfolio” and collectively, the “Portfolios”). The Fund was incorporated in the State of Maryland on June 30, 1988, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Since January 2, 1998, the Small Cap Equity Portfolio has consisted of two classes of shares: the Advisor Class and the Institutional Class.

The Philadelphia International Small Cap Fund commenced operations on May 31, 2011, and the Philadelphia International Emerging Markets Fund commenced operations on June 30, 2011.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S.”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements.

Valuation of Securities: As permitted under Rule 2a-7 of the 1940 Act, securities held by the Government Cash Portfolio and Tax-Exempt Cash Portfolio are valued by the “amortized cost” method of valuation, which approximates current value. Amortized cost valuation involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the effect of fluctuating interest rates on the market value of the instrument.

Equity securities and options listed on a U.S. securities exchange for which market quotations are readily available are valued at the last quoted sale price as of the close of the exchange’s regular trading hours on the day the valuation is made. Price information on listed securities is taken from the exchange where the securities are primarily traded. Securities traded on the NASDAQ System are valued at the NASDAQ Official Closing Price (“NOCP”). Unlisted equity securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at an amount that does not exceed the asked price and is not less than the bid price. Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Securities listed on a foreign exchange and unlisted foreign securities are valued at the last quoted sales price available before the time when assets are valued.

THE GLENMEDE FUND, INC.

Notes to Schedules of Portfolio Investments — (Unaudited) (Continued)

Bonds and other fixed-income securities are valued at the most recent quoted bid price or, when exchange valuations are used, at the latest quoted sale price on the day of valuation. If there is no such reported sale, the latest quoted bid price is used. In addition, bond and other fixed-income securities may be valued on the basis of prices provided by a pricing service or by using a matrix or formula, when the Portfolio’s investment advisor believes such prices reflect the fair market value of such securities. Debt securities purchased by non-money market Portfolios with remaining maturities of 60 days or less are valued at amortized cost. Securities with remaining maturities exceeding 60 days are valued at their market or fair value until the 61st day prior to maturity and are valued at amortized cost, thereafter.

When market quotations are not readily available or events occur that make established valuation methods unreliable, securities and other assets are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board of Directors of the Fund (the “Board”). The fair value of securities is generally determined as the amount that a Portfolio could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount. For the International Portfolio, Philadelphia International Fund, Philadelphia International Small Cap Fund and Philadelphia International Emerging Markets Fund, the Board has authorized the use of an independent fair valuation service to provide the fair value for foreign equity securities on days when a change has occurred in the closing level of the S&P 500 Index by an amount approved by the Board from the previous trading day’s closing level and other criteria have been met. In that regard, at July 31, 2011, substantially all foreign equity securities held by the International Portfolio, Philadelphia International Fund, Philadelphia International Emerging Markets Fund and Philadelphia International Small Cap Fund were fair valued using valuations provided by an independent valuation service. Philadelphia International Advisors LP reviews the fair values provided, reviews periodically the methodology and procedures used in providing values to the Portfolio and evaluates the accuracy of the prices provided by the fair valuation service.

Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards ASC 820, “Fair Value Measurements” (“ASC 820”). ASC 820 defines fair value, establishes a three-level hierarchy for measuring fair value and expands disclosure about fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of each Portfolio’s investments. Inputs refer broadly to the assumptions that market participants would use in pricing a security. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. These inputs are summarized in the three levels listed below:

Level 1 — quoted prices in active markets for identical investments;

THE GLENMEDE FUND, INC.

Notes to Schedules of Portfolio Investments — (Unaudited) (Continued)

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk and others) or valuations based on quoted prices in markets that are not active; and

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Changes in valuation techniques may result in changing an investment’s assigned level within the hierarchy.

The Strategic Equity Portfolio, Small Cap Equity Portfolio, Large Cap Value Portfolio, U.S. Emerging Growth Portfolio, Large Cap 100 Portfolio, Large Cap Growth Portfolio, Long/Short Portfolio, Total Market Portfolio, and Secured Options Portfolio had all long-term investments, with corresponding industries at Level 1 and all short-term investments at Level 2, at July 31, 2011. The Government Cash Portfolio and Tax-Exempt Portfolio had all long-term and short-term investments, with corresponding industries at Level 2 at July 31, 2011.

As of the period ending July 31, 2011, securities with a total value of $281,659,568 and $76,744,774 in the International Portfolio and Philadelphia International Fund respectively transferred from Level 1 to Level 2 due to substantially all foreign equity securities being fair valued using valuations provided by an independent valuation service based on the Fund’s valuation policies and procedures.

The following is a summary of the inputs used as of July 31, 2011 in valuing the assets and liabilities of the Core Fixed Income Portfolio, International Portfolio, Philadelphia International Fund, Philadelphia International Emerging Fund, and Philadelphia International Small Cap Fund:

Core Fixed Income Portfolio

ASSETS VALUATION INPUT

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Agency Notes
Federal Home Loan Bank	$35,822,259	$—	$—	$35,822,259

Total Agency Notes	35,822,259	—	—	35,822,259

Mortgage-Backed Securities
Federal Home Loan Mortgage Corporation	—	46,895,698	—	46,895,698
Federal National Mortgage Association	—	54,682,640	—	54,682,640

THE GLENMEDE FUND, INC.

Notes to Schedules of Portfolio Investments — (Unaudited) (Continued)

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Government National Mortgage Association	$—	$24,981,629	$—	$24,981,629

Total Mortgage-Backed Securities	—	126,559,967	—	126,559,967

Corporate Notes	—	139,284,540	—	139,284,540
US Treasury Notes/Bonds	32,225,526	—	—	32,225,526
Repurchase Agreements	—	8,760,272	—	8,760,272
Investments of Security Lending Collateral	—	30,699,788	—	30,699,788

Total Investments	68,047,785	305,304,567	—	373,352,352

Total	$68,047,785	$305,304,567	$—	$373,352,352

International Portfolio

ASSETS VALUATION INPUT

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Common Stocks
United Kingdom	$—	$69,777,542	$—	$69,777,542
Japan	—	51,113,776	—	51,113,776
Germany	—	41,062,687	—	41,062,687
France	—	35,121,891	—	35,121,891
Switzerland	—	21,116,904	—	21,116,904
Australia	—	12,945,814	—	12,945,814
Spain	6,195,026	6,035,211	—	12,230,237
Netherlands	309,333	11,914,902	—	12,224,235
Singapore	—	9,025,215	—	9,025,215
Brazil	8,963,300	—	—	8,963,300
Italy	774,423	7,919,079	—	8,693,502
Norway	—	8,201,824	—	8,201,824
Canada	7,474,739	—	—	7,474,739
China	1,124,748	4,135,838	—	5,260,586
South Korea	—	4,368,960	—	4,368,960
South Africa	—	3,411,580	—	3,411,580
Bermuda	—	2,763,346	—	2,763,346
Mexico	2,692,164	—	—	2,692,164
Panama	2,506,302	—	—	2,506,302
Greece	—	2,486,217	—	2,486,217

THE GLENMEDE FUND, INC.

Notes to Schedules of Portfolio Investments — (Unaudited) (Continued)

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Hong Kong	$—	$1,820,028	$—	$1,820,028
Sweden	—	1,625,183	—	1,625,183

Total Common Stocks	30,040,035	294,845,997	—	324,886,032

Repurchase Agreements	—	8,392,982	—	8,392,982
Investments of Security Lending Collateral	—	13,286,451	—	13,286,451

Total Investments	30,040,035	316,525,430	—	346,565,465

Total	$30,040,035	$316,525,430	$—	$346,565,465

Philadelphia International Fund

ASSETS VALUATION INPUT

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Common Stocks
United Kingdom	$—	$20,490,910	$—	$20,490,910
Japan	—	14,666,733	—	14,666,733
Germany	—	12,557,985	—	12,557,985
France	—	10,282,720	—	10,282,720
Switzerland	—	5,949,782	—	5,949,782
Netherlands	—	3,788,713	—	3,788,713
Australia	—	3,679,494	—	3,679,494
Spain	1,803,266	1,756,748	—	3,560,014
Singapore	—	2,539,368	—	2,539,368
Norway	—	2,504,618	—	2,504,618
Brazil	2,423,000	—	—	2,423,000
Italy	225,832	2,153,621	—	2,379,453
Canada	2,193,821	—	—	2,193,821
China	212,054	1,099,260	—	1,311,314
South Korea	—	1,267,607	—	1,267,607
South Africa	—	906,221	—	906,221
Bermuda	—	773,297	—	773,297
Panama	715,149	—	—	715,149
Greece	—	603,922	—	603,922
Hong Kong	—	555,225	—	555,225
Sweden	—	542,498	—	542,498

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Notes to Schedules of Portfolio Investments — (Unaudited) (Continued)

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Mexico	$506,590	$—	$—	$506,590

Total Common Stocks	8,079,712	86,118,722	—	94,198,434

Repurchase Agreements	—	2,869,074	—	2,869,074
Investments of Security Lending Collateral	—	4,135,588	—	4,135,588

Total Investments	8,079,712	93,123,384	—	101,203,096

Total	$8,079,712	$93,123,384	$—	$101,203,096

Philadelphia International Emerging Markets Fund

ASSETS VALUATION INPUT

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Common Stocks
South Korea	$105,153	$315,430	$—	$420,583
Brazil	375,810	—	—	375,810
Taiwan	73,074	287,033	—	360,107
Russia	103,463	—	131,433	234,896
China	58,149	150,508	—	208,657
South Africa	71,940	91,272	—	163,212
Cayman Islands	—	123,703	—	123,703
Poland	2,174	77,560	—	79,734
Thailand	77,901	1,471	—	79,372
Hong Kong	—	77,807	—	77,807
Malaysia	23,561	45,463	—	69,024
Turkey	28,533	36,867	—	65,400
Hungary	—	42,029	—	42,029
Czech Republic	11,326	29,864	—	41,190
Mexico	40,124	—	—	40,124
Egypt	—	36,296	—	36,296
India	33,383	—	—	33,383
Bermuda	10,337	10,431	—	20,768
Philippines	1,876	11,041	—	12,917

Total Common Stocks	1,016,804	1,336,775	131,433	2,485,012

Preferred Stocks
Brazil	51,852	—	—	51,852

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Notes to Schedules of Portfolio Investments — (Unaudited) (Continued)

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Russia	$—	$—	$16,909	$16,909

Total Preferred Stocks	51,852	—	16,909	68,761

Warrants
Malaysia	0	—	—	0
Rights
Malaysia	—	—	131	131

Total Rights	—	—	131	131

Repurchase Agreements	—	3,589	—	3,589

Total Investments	1,068,656	1,340,364	148,473	2,557,493

Total	$1,068,656	$1,340,364	$148,473	$2,557,493

Philadelphia International Small Cap Fund

ASSETS VALUATION INPUT

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Common Stocks
Japan	$—	$879,645	$—	$879,645
United Kingdom	172,982	484,077	—	657,059
Australia	5,782	295,013	—	300,795
Germany	33,713	149,568	—	183,281
Italy	12,919	145,058	—	157,977
Norway	55,145	72,217	—	127,362
France	4,023	91,107	—	95,130
Switzerland	16,722	76,646	—	93,368
Bermuda	—	90,996	—	90,996
Spain	—	76,422	—	76,422
Singapore	1,723	71,203	—	72,926
Belgium	49,748	19,566	—	69,314
Sweden	—	67,003	—	67,003
Austria	16,573	37,798	—	54,371
Portugal	14,745	35,824	—	50,569
Denmark	16,665	33,893	—	50,558
Greece	—	48,298	—	48,298
Israel	11,652	33,003	—	44,655

THE GLENMEDE FUND, INC.

Notes to Schedules of Portfolio Investments — (Unaudited) (Continued)

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Netherlands	$—	$38,062	$—	$38,062
Ireland	9,805	19,387	—	29,192
Cayman Islands	—	24,196	—	24,196
Hong Kong	—	17,051	—	17,051
British Virgin Islands	—	15,681	—	15,681
New Zealand	—	14,587	—	14,587
Faeroe Islands	13,160	—	—	13,160
Luxembourg	4,957	—	—	4,957
Russia	—	3,992	—	3,992
Finland	—	1,492	—	1,492

Total Common Stocks	440,314	2,841,785	—	3,282,099

Preferred Stocks
Germany	12,573	1,528	—	14,101
Italy	—	2,569	—	2,569

Total Preferred Stocks	12,573	4,097	—	16,670

Repurchase Agreements	—	11,080	—	11,080

Total Investments	452,887	2,856,962	—	3,309,849

Total	$452,887	$2,856,962	$—	$3,309,849

The following tables include rollforwards of the amounts for the period ended July 31, 2011 for long-term investments classified within Level 3.

International Portfolio

								Net
								Change in
								Unrealized
								Gain
								(Loss) from
				Change in				Investments
	Balance as of	Accrued	Realized	Unrealized			Balance as of	Held at
	October 31,	Discounts	Gain	Gain			July 31,	July 31,
Investments in Securities	2010	(Premiums)	(Loss)	(Loss)	Purchases	Sales	2011	2011
COMMON STOCK
United Kingdom	$54,780	$0	$(244)	$(629)	$0	$(53,907)	$0	$0

Total	$54,780	$0	$(244)	$(629)	$0	$(53,907)	$0	$0

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Notes to Schedules of Portfolio Investments — (Unaudited) (Continued)

Philadelphia International Fund

								Net
								Change in
								Unrealized
								Gain
								(Loss) from
				Change in				Investments
	Balance as of	Accrued	Realized	Unrealized			Balance as of	Held at
	October 31,	Discounts	Gain	Gain			July 31,	July 31,
Investments in Securities	2010	(Premiums)	(Loss)	(Loss)	Purchases	Sales	2011	2011
COMMON STOCK
United Kingdom	$10,611	$0	$(47)	$(122)	$0	$(10,442)	$0	$0

Total	$10,611	$0	$(47)	$(122)	$0	$(10,442)	$0	$0

Philadelphia International Emerging Markets Fund

								Net
								Change in
								Unrealized
								Gain
								(Loss) from
				Change in				Investments
	Balance as of	Accrued	Realized	Unrealized			Balance as of	Held at
	October 31,	Discounts	Gain	Gain			July 31,	July 31,
Investments in Securities	2010	(Premiums)	(Loss)	(Loss)	Purchases	Sales	2011	2011
COMMON STOCK
Russia	$0	$0	$0	$5,247	$126,186	$0	$131,433	$5,247
PREFERRED STOCK
Russia	$0	$0	$0	$566	$16,343	$0	$16,909	$566
RIGHTS
Malaysia	$0	$0	$0	$131	$0	$0	$131	$131

Total	$0	$0	$0	$5,944	$142,529	$0	$148,473	$5,944

Repurchase Agreements: Each Portfolio may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Portfolio to resell the obligation at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Portfolio’s holding period. The seller’s obligation is secured by collateral (underlying securities) segregated on behalf of the Portfolio. The value of the collateral at the time of execution must be at least equal to 102% of the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Portfolio has the right to sell the collateral to offset losses incurred. There is a potential for loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights. The Portfolio’s investment advisor, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Portfolio enters into repurchase agreements to evaluate potential risks.

THE GLENMEDE FUND, INC.

Notes to Schedules of Portfolio Investments — (Unaudited) (Continued)

Foreign Currency Translation: The books and records of each Portfolio are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated at exchange rates prevailing on the dates of such transactions. Unrealized gains and losses that result from changes in foreign currency exchange rates have been included in the unrealized gains and losses on foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Portfolio and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the purchase settlement date and subsequent sale trade date is included in realized gains and losses on investment transactions.

Foreign Securities: The Strategic Equity Portfolio, Small Cap Equity Portfolio, Large Cap Value Portfolio, U.S. Emerging Growth Portfolio, Large Cap 100 Portfolio, Large Cap Growth Portfolio, International Portfolio, Philadelphia International Fund, Long/Short Portfolio, Total Market Portfolio, Secured Options Portfolio, Philadelphia International Small Cap Fund and Philadelphia International Emerging Markets Fund may invest in foreign securities. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of U.S. companies and the U.S. government. These risks include valuation of currencies and future adverse political and economic developments. Moreover, securities of some foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government. This is particularly true with respect to emerging markets in developing countries.

Collateralized Mortgage Obligations: The Core Fixed Income Portfolio may invest in collateralized mortgage obligations, which are backed by a pool of mortgages or mortgage-backed securities. The bonds that form collateralized mortgage obligations are grouped into classes, which have different coupon rates or maturities. The principal cash flows of the underlying pool of mortgages are channeled sequentially into each class.

Options Transactions: The Strategic Equity Portfolio, Large Cap Value Portfolio, Long/Short Portfolio, Secured Options Portfolio, Philadelphia International Emerging Markets Fund and Philadelphia International Small Cap Fund are subject to equity price risk and may purchase or write covered call options or secured put options to hedge against changes in the value of securities the Portfolio owns or expects to own. The Secured Options Portfolio uses option strategies also in an effort to earn options premiums and to provide more stable returns. These options may relate to particular securities or securities indices and may or may not be listed on a domestic securities exchange or issued by the Options Clearing Corporation. A call option gives the option holder the right to purchase the underlying security at a specified price until a specified date. A put option gives the option holder the right to sell the underlying security at a specified price until a specified date. The risk in writing a call option is that

THE GLENMEDE FUND, INC.

Notes to Schedules of Portfolio Investments — (Unaudited) (Continued)

the Portfolio may forgo the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is a risk the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty’s inability to perform. Portfolio assets covering written options cannot be sold while the option is outstanding, unless replaced by similar assets. A Portfolio also risks losing all or part of the cash paid for purchasing call and put options. The Portfolios may also write over-the-counter options where completing the obligation depends upon the credit standing of the other party. The Strategic Equity Portfolio, Large Cap Value Portfolio, Long/Short Portfolio, Philadelphia International Emerging Markets Fund and Philadelphia International Small Cap Fund did not enter into any options transactions during the period ended July 31, 2011. During the period ended July 31, 2011, the Secured Options Portfolio wrote and purchased put and call options in an attempt to achieve its investment objective and strategies.

Transactions in written option contracts for the Secured Options Portfolio for the period ended July 31, 2011, are as follows:

	Number of
	Contracts
	(in	Premiums
	thousands)	Received
Options outstanding at October 31, 2010	1,096	$2,943,749
Options written	26,879	51,482,765
Options terminated in closing purchase transactions	(12,228)	(28,058,548)
Options expired	(12,326)	(19,435,248)

Options outstanding at July 31, 2011	3,421	$6,932,718

Disclosures about Derivative Instruments and Hedging Activities: The Portfolios follow FASB ASC 815 “Disclosures about Derivative Instruments and Hedging Activities” (“ASC 815”), effective May 1, 2009. ASC 815 requires enhanced disclosures about the Portfolios’ use of, and accounting for, derivative instruments and the effect on the results of each Portfolio’s operations and financial position. At July 31, 2011 and during the period then ended, the Secured Options Portfolio had the following derivatives and transactions in derivatives, grouped into appropriate risk categories:

Asset Derivatives

	Equity
	Contracts Risk	Total

Options Purchased	$129,974,000	$129,974,000

Total Value	129,974,000	129,974,000

THE GLENMEDE FUND, INC.

Notes to Schedules of Portfolio Investments — (Unaudited) (Continued)

Liability Derivatives

	Equity
	Contracts Risk	Total

Options Written	$(8,309,720)	$(8,309,720)

Total Value	(8,309,720)	(8,309,720)

Number of Contracts, Notional Amounts or Shares/Units1

	Equity
	Contracts Risk	Total

Options Purchased	$155,333	$155,333
Options Written	(184,689)	(184,689)

[1]	Amounts disclosed represents average number of contracts, notional amounts, or shares/units outstanding for the months that the Portfolio held such derivatives during the period ended July 31, 2011.

Lending of Portfolio Securities: Each Portfolio, using State Street Bank and Trust Company (“State Street”) as its lending agent, may loan securities to qualified brokers and dealers in exchange for negotiated lenders’ fees. Each applicable Portfolio receives cash collateral, which may be invested by the lending agent in short-term instruments, in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of non-U.S. securities) of the market value of the loaned securities at the inception of each loan. On behalf of the Long/Short Portfolio and Total Market Portfolio, some or all of the cash collateral may be used to finance short sales. As of July 31, 2011, 97.59% of the cash collateral received by the Total Market Portfolio was used to finance short sales. As of July 31, 2011, the cash collateral received by the Government Cash Portfolio, Core Fixed Income Portfolio, Strategic Equity, Small Cap Equity Portfolio, Large Cap Value Portfolio, International Portfolio, Philadelphia International Fund, U.S. Emerging Growth Portfolio, Large Cap 100 Portfolio and Long/Short Portfolio and the remaining cash collateral received by the Total Market Portfolio was invested in the State Street Navigator Securities Lending Prime Portfolio, which is a 1940 Act money market fund. To the extent that advisory or other fees paid by the State Street Navigator Securities Lending Prime Portfolio are for the same or similar services as fees paid by the applicable Portfolio, there will be a layering of fees, which would increase expenses and decrease returns. Information regarding the value of the securities loaned and the value of the collateral at period end is included at the end of each applicable Portfolio’s Schedule of Portfolio Investments. A Portfolio could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities when due. A Portfolio may also record realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan.

THE GLENMEDE FUND, INC.

Notes to Schedules of Portfolio Investments — (Unaudited) (Continued)

As of July 31, 2011, the following Portfolios had outstanding loans of securities to certain approved brokers for which the Portfolios received collateral:

					% of Total
	Market Value of		Market Value of		Assets
Portfolio	Loaned Securities		Collateral		on Loan
Government Cash Portfolio	$8,856,084		$9,040,206		1.04
Core Fixed Income Portfolio	30,079,525		30,699,788		7.98
Strategic Equity Portfolio	213,572		218,643		0.13
Small Cap Equity Portfolio	31,390,121		32,221,383		12.41
Large Cap Value Portfolio	4,062,032		4,192,421		4.82
International Portfolio	12,611,161		13,286,451		3.57
Philadelphia International Fund	3,930,597		4,135,588		3.81
U.S. Emerging Growth Portfolio	5,382,802		5,533,375		20.02
Large Cap 100 Portfolio	1,252,850		1,284,628		1.28
Long/Short Portfolio	3,175,024		3,256,176		14.73
Total Market Portfolio	11,288,235	*	11,574,513	**	16.92

* The market value of loaned securities for the financing of short sales was $10,967,420.

** The market value of collateral used for the financing of short sales was $11,245,921.

Securities Sold Short: The Long/Short Portfolio and Total Market Portfolio may engage in short sales, which are sales by the Portfolio of securities which have been borrowed from a third party on the expectation that the market price will decline. If the price of the securities declines, the Portfolio will make a profit by purchasing the securities in the open market at a lower price than the one at which it sold the securities. If the price of the securities increases, the Portfolio may have to cover its short positions at a higher price than the short sale price, resulting in a loss. Gains are limited to the price at which the Portfolios sold the security short, while losses are potentially unlimited in size. Each Portfolio pledges securities and/or other assets, which may include cash collateral from securities lending activities, to the lender as collateral. Proceeds received from short sales may be maintained by the lender as collateral or may be released to the Portfolio and used to purchase additional securities or for any other purpose. The Portfolio is required to segregate an amount of cash, cash equivalents or other appropriate liquid marketable securities with the custodian in at least an amount equal to the current market value of the securities sold short (less any additional collateral held by the lender) and the amount of any securities lending cash collateral used to finance short sales until the Portfolio replaces a borrowed security. Depending on arrangements made with the lender or custodian, the Portfolio may not receive any payments (including interest) on the deposits made with the lender or custodian. The Portfolio is liable to the buyer for any dividends payable on securities while those securities are in a short position. These dividends are recorded as an expense of the Portfolio. As of July 31, 2011, the Long/Short Portfolio and the Total Market Portfolio had pledged securities in the amount of $0 and $10,967,420 respectively, and cash in the amount of $6,808,574 and $0 respectively, to State Street, as collateral for short sales. In addition, State Street has a perfected security interest in each Portfolio’s assets.

THE GLENMEDE FUND, INC.

Notes to Schedules of Portfolio Investments — (Unaudited) (Continued)

Investment Company Securities and Exchange-Traded Funds: Subject to applicable regulatory requirements, all Portfolios may invest in shares of other registered investment companies, including exchange-traded funds (“ETFs”). Pursuant to orders issued by the SEC to cerain ETFs, the Portfolios may seek to invest in ETFs beyond the statutory limitations, provided the Portfolio complies with certain conditions of the SEC orders. Some ETFs seek to track the performance of a particular market index. These indices include both broad-market indices and more narrowly-based indices, including those relating to particular sectors, markets, regions, or industries. However, some ETFs have an actively managed investment objective. ETF shares and closed-end fund shares are traded like traditional equity securities on a national securities exchange or NASDAQ. Each Portfolio will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies, which will increase expenses and decrease returns.

Securities Transactions and Investment Income: Securities transactions are recorded as of the trade date. Realized gains and losses on investments sold are computed on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividend income for foreign securities is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon thereafter as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of premiums and accretion of discounts when appropriate.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Interest income is accrued based on the terms of the security. Each Portfolio segregates assets with a current value at least equal to the amount of its when-issued purchase commitments. When-issued purchase commitments involve a risk of loss if the value of the security to be purchased declines prior to settlement date, or if the counterparty does not perform under the contract.

2.	Unrealized Appreciation/(Depreciation)

As of July 31, 2011, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value were as follows:

Portfolio	Appreciation	Depreciation	Net
Core Fixed Income Portfolio	$18,161,175	$2,083	$18,159,092
Strategic Equity Portfolio	37,950,449	2,394,115	35,556,334
Small Cap Equity Portfolio	35,790,744	6,176,090	29,614,654
Large Cap Value Portfolio	3,720,117	4,296,938	(576,821)
International Portfolio	61,966,179	11,008,467	50,957,712
Philadelphia International Fund	14,633,037	3,178,216	11,454,821
U.S. Emerging Growth Portfolio	3,163,881	783,480	2,380,401
Large Cap 100 Portfolio	20,550,208	1,837,145	18,713,063
Large Cap Growth Portfolio	11,276,691	1,274,132	10,002,559
Long/Short Portfolio	2,008,606	681,469	1,327,137
Total Market Portfolio	9,235,084	1,820,670	7,414,414

THE GLENMEDE FUND, INC.

Notes to Schedules of Portfolio investments — (Unaudited) (Concluded)

Portfolio	Appreciation	Depreciation	Net
Secured Options Portfolio	$6,368,974	$5,975,654	$393,320
Philadelphia International Emerging Markets Fund	63,602	63,739	(137)
Philadelphia International Small Cap Fund	107,142	233,550	(126,408)

3.	Recently Issued Accounting Pronouncements

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Updated No. 2010-06, “Improving Disclosures About Fair Value Measurements” (“ASU”). The ASU requires enhanced disclosures about (1) transfers into and out of Levels 1 and 2 and (2) purchases, sales, issuances, and settlements on a gross basis relating to Level 3 measurements. The first disclosure is effective for the first reporting period (including interim periods) beginning after December 15, 2009, and the second disclosure is effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. The implementation of the disclosures required by the ASU did not have a material effect on the Fund’s financial statment disclosure.

4.	Subsequent Event

In accordance with the provisions set forth in FASB Statement of Financial Accounting Standards ASC 855 “Subsequent Events,” management has determined that no material events or transactions occurred subsequent to July 31, 2011, that would require additional disclosure in the Fund’s schedules of portfolio investments.

Item 2. Controls and Procedures.
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))), were effective based on the evaluation of Registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report.
(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certification of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE GLENMEDE FUND, INC.

By	/s/ Mary Ann B. Wirts Mary Ann B. Wirts
President and Treasurer
(Principal Executive Officer and Principal Financial Officer)

Date 9/21/11
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Mary Ann B. Wirts
By (Signature and Title)	Mary Ann B. Wirts President and Treasurer
(Principal Executive Officer and Principal Financial Officer)

Date 9/21/11